As Filed With The Securities and Exchange Commission on April 29, 1998
                     Registration Nos. 33-13179 and 811-5099

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / X /

                  Pre-Effective Amendment No. ___                      /   /

                  Post-Effective Amendment No. 15                      / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /   /

                             Amendment No. 16                          / X /

                        (Check appropriate box or boxes)

                       PIONEER MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

                60 State Street, Boston, Massachusetts       02109
               (Address of principal executive office)      Zip Code

       Registrant's Telephone Number, including Area Code: (617) 742-7825

                    Joseph P. Barri, Esq., Hale and Dorr LLP,
                        60 State Street, Boston, MA 02109
                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

           ___      immediately upon filing pursuant to paragraph (b)
           _X_      on April 30, 1998 pursuant to paragraph (b)
           ___      60 days after filing pursuant to paragraph (a)(1)
           ___      on [date] pursuant to paragraph (a)(1)
           ___      75 days after filing pursuant to paragraph (a)(2)
           ___      on [date] pursuant to paragraph (a)(2) of Rule 485

Title of Securities: Shares of Beneficial Interest, no par value

                           PIONEER CASH RESERVES FUND

            Cross-Reference Sheet Showing Location in Prospectus and
                 Statement of Additional Information Required by
                         Items of the Registration Form

                                                                           Location in Prospectus
         Form N-1A Item Number                                                or Statement of
              and Caption                                                  Additional Information
         ---------------------                                             ----------------------
1.      Cover Page.................................................     Prospectus - Cover Page

2.      Synopsis...................................................     Prospectus - Expense Information

3.      Condensed Financial Information............................     Prospectus - Financial Highlights

4.      General Description of
           Registrant..............................................     Prospectus - Investment Objective and
                                                                        Policies; Management of the Trust

5.      Management of the Fund.....................................     Prospectus - Management of the Trust

6.      Capital Stock and Other
           Securities..............................................     Prospectus - Dividends, Distributions and
                                                                        Taxation; Management of the Trust; The Trust

7.      Purchase of Securities
           Being Offered...........................................     Prospectus - How to Buy Fund Shares; How to
                                                                        Exchange Fund Shares; Dividends, Distributions
                                                                        and Taxation

                                     - 1 -

                                                                           Location in Prospectus
         Form N-1A Item Number                                                or Statement of
              and Caption                                                  Additional Information
         ---------------------                                             ----------------------

8.       Redemption or Repurchase...................................      Prospectus - How to Sell Fund Shares; How to
                                                                          Exchange Fund Shares

9.       Pending Legal Proceedings..................................      Not Applicable

10.      Cover Page..................................................     Statement of Additional Information - Cover
                                                                          Page

11.      Table of Contents...........................................     Statement of Additional Information - Cover
                                                                          Page

12.      General Information and History.............................     Statement of Additional Information - Cover
                                                                          Page; Description of Shares

13.      Investment Objectives and Policy............................     Statement of Additional Information -
                                                                          Investment Policies and Restrictions

14.      Management of the Fund......................................     Statement of Additional Information -
                                                                          Management of the Trust; Investment Adviser

15.      Control Persons and Principal
             Holders of Securities...................................     Statement of Additional Information -
                                                                          Management of the Trust

16.      Investment Advisory and
             Other Services..........................................     Statement of Additional Information -
                                                                          Management of the Trust; Investment Adviser;
                                                                          Shareholder Servicing/Transfer Agent;
                                                                          Custodian; Independent Public Accountants



                                     - 2 -

                                                                           Location in Prospectus
         Form N-1A Item Number                                                or Statement of
              and Caption                                                  Additional Information
         ---------------------                                             ----------------------
17.      Brokerage Allocation and
             Other Practices.........................................     Statement of Additional Information -
                                                                          Portfolio Transactions

18.      Capital Stock and Other
             Securities..............................................     Statement of Additional Information -
                                                                          Description of Shares; Certain Liabilities

19.      Purchase Redemption and
             Pricing of Securities
             Being Offered...........................................     Statement of Additional Information -
                                                                          Determination of Net Asset Value; Systematic
                                                                          Withdrawal Plan

20.      Tax Status..................................................     Statement of Additional Information - Tax
                                                                          Status

21.      Underwriters................................................     Statement of Additional Information -
                                                                          Underwriting Agreement and Distribution Plans;
                                                                          Principal Underwriter

22.      Calculation of Performance Data.............................     Statement of Additional Information -
                                                                          Investment Results

23.      Financial Statements........................................     Statement of Additional Information -
                                                                          Financial Statements

PIONEER MONEY MARKET TRUST

PART A

PROSPECTUS

Pioneer                                                           [Pioneer Logo]
Cash Reserves
Fund

Class A, Class B and Class C Shares

Prospectus

April 30, 1998



       Pioneer Cash Reserves Fund (the "Fund") is a money market fund. The Fund's Class A shares are offered without a sales charge. The Fund's investment objective is to seek high current income, preservation of capital and liquidity through investments in high-quality short-term securities. The Fund invests in money market instruments, including: securities of the United States ("U.S.") government and its agencies and instrumentalities; certificates of deposit; corporate commercial paper; and other debt instruments.

       This Prospectus provides information about the Fund that you should know before investing. Please read and keep it for your future reference. More information about the Fund is included in the Statement of Additional Information, dated April 30, 1998, as supplemented or revised from time to time, which is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. Other information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge by calling 1-800-225-6292 or through the SEC's Internet web site (http://www.sec.gov).

       The Fund's yield will fluctuate. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.




        TABLE OF CONTENTS                                        PAGE
        -------------------------------------------------------- -----
I.      EXPENSE INFORMATION ....................................    2
II.     FINANCIAL HIGHLIGHTS ...................................    3
III.    INVESTMENT OBJECTIVE AND POLICIES ......................    4
IV.     MANAGEMENT OF THE TRUST ................................    5
V.      FUND SHARE ALTERNATIVES ................................    6
VI.     SHARE PRICE ............................................    7
VII.    HOW TO BUY FUND SHARES .................................    7
VIII.   HOW TO SELL FUND SHARES ................................   11
IX.     HOW TO EXCHANGE FUND SHARES ............................   12
X.      DISTRIBUTION PLANS .....................................   13
XI.     DIVIDENDS, DISTRIBUTIONS AND TAXATION ..................   14
XII.    SHAREHOLDER SERVICES ...................................   15
         Account and Confirmation Statements ...................   15
         Additional Investments ................................   15
         Automatic Investment Plans ............................   15
         Financial Reports and Tax Information .................   16
         Dividend Options ......................................   16
         Voluntary Tax Withholding .............................   16
         Retirement Plans ......................................   16
         Yield Information .....................................   16
         Telecommunications Device for the Deaf (TDD) ..........   16
         Systematic Withdrawal Plans ...........................   16
         Telephone Transactions ................................   17
         FactFoneSM ............................................   17
XIII.   THE TRUST ..............................................   17
XIV.    INVESTMENT RESULTS .....................................   18
XV.     APPENDIX ...............................................   18


                             ---------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION


     This table is designed to help you understand the charges and expenses that you, as a shareholder, will bear directly or indirectly when you invest in the Fund. The table has been restated to reflect the elimination of an expense limitation in effect during the fiscal year ended December 31, 1997.




Shareholder Transaction Expenses:            Class A        Class B        Class C
Maximum Initial Sales Charge on
  Purchases (as a percentage of
  offering price) .......................      None           None           None
Maximum Sales Charge on
  Reinvestment of Dividends .............      None           None           None
Maximum Deferred Sales Charge (as a
  percentage of original purchase
  price or redemption proceeds, as
  applicable) ...........................      None           4.00%          1.00%
Redemption Fee(1)........................      None           None           None
Exchange Fee ............................      None           None           None
Annual Operating Expenses (as a
  percentage of average net assets):
Management Fee ..........................      0.40%          0.40%          0.40%
12b-1 Fees ..............................      0.13%          1.00%          1.00%
Other Expenses (including transfer
  agent fee, custodian fees and
  accounting and printing expenses) .....      0.45%          0.38%          0.41%
                                              -----          -----          -----
Total Operating Expenses ................      0.98%          1.78%          1.81%
                                              =====          =====          =====


------------

(1) Separate fees (currently $10 and $20, respectively) apply to U.S. or international wire transfers of redemption proceeds.



     Example:


     You would pay the following expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.




                                1 Year     3 Years     5 Years     10 Years
                               --------   ---------   ---------   ---------
Class A Shares .............     $10        $31         $ 54        $120
Class B Shares
  --Assuming complete
    redemption at
    end of period ..........     $58        $86         $116        $188*
  --Assuming no
    redemption .............     $18        $56         $ 96        $188*
Class C Shares**
  --Assuming complete
    redemption at
    end of period ..........     $28        $57         $ 98        $213
  --Assuming no
    redemption .............     $18        $57         $ 98        $213


------------
 *Class B shares convert to Class A shares eight years after purchase;
  therefore, Class A expenses are used after year eight.
**Class C shares redeemed during the first year after purchase are subject to a 1% contingent deferred sales charge ("CDSC").



     The example is designed for information purposes only, and should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


     For further information regarding management fees, Rule 12b-1 fees and other expenses of the Fund, see "Management of the Trust," "Distribution Plans" and "How To Buy Fund Shares" in this Prospectus and "Management of the Trust" and "Underwriting Agreement and Distribution Plans" in the Statement of Additional Information.

     A sales charge may be applied to exchanges of shares of the Fund for shares of certain other Pioneer mutual funds. See "How to Exchange Fund Shares." The Fund's payment of a Rule 12b-1 fee may result in long-term shareholders paying more than the economic equivalent of the maximum sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.

II. FINANCIAL HIGHLIGHTS

     The following information has been audited by Arthur Andersen LLP, independent public accountants. Arthur Andersen LLP's report on the financial statements of Pioneer Money Market Trust (the "Trust") as of December 31, 1997 appears in the Trust's Annual Report, which is incorporated by reference into the Statement of Additional Information. The information listed below should be read in conjunction with the financial statements contained in the Trust's Annual Report. The Annual Report includes more information about the Fund's performance and is available free of charge by calling Shareholder Services at 1-800-225-6292.


Pioneer Cash Reserves Fund
Selected Data for a Class A Share Outstanding for Each Period Presented:


                                                           For the Year Ended December 31,
                                              -------------------------------------------------------
                                                   1997           1996           1995          1994
                                                --------       --------       --------        -------
Net asset value, beginning of period ........   $   1.00       $   1.00       $   1.00        $  1.00
                                                --------       --------       --------        -------
Income from investment operations:
 Net investment income ......................   $   0.05       $   0.05       $   0.05        $  0.03
Distributions to shareholders:
 Net investment income ......................      (0.05)         (0.05)         (0.05)         (0.03)
                                                --------       --------       --------        --------
 Net increase in net asset value ............   $   0.00       $   0.00       $   0.00        $  0.00
                                                --------       --------       --------        --------
Net asset value, end of period ..............   $   1.00       $   1.00       $   1.00        $  1.00
                                                ========       ========       ========        ========
Total return* ...............................       4.78%          4.65%          5.17%          3.57%
Ratios/Supplemental Data
Ratio of net expenses to average net
 assets .....................................       0.94%++        0.91%++        0.88%++        0.50%
Ratio of net investment income to
 average net assets .........................       4.62%++        4.50%++        5.00%++        2.59%
Net assets, end of period (in thousands)        $209,041       $189,346       $163,820       $173,195
Ratios assuming no waiver of
 management fees by PMC and no
 reduction for fees paid indirectly:
  Net expenses ..............................       0.98%          1.05%          1.15%          0.65%
  Net investment income .....................       4.58%          4.36%          4.73%          2.44%
Ratios assuming waiver of
 management fees by PMC and
 reduction for fees paid indirectly:
  Net expenses ..............................       0.87%          0.85%          0.82%            --
  Net investment income .....................       4.69%          4.56%          5.06%            --



                                                                 For the Year Ended December 31,
                                              --------------------------------------------------------------------
                                                  1993        1992       1991        1990        1989       1988
                                                --------    --------   --------     -------    --------   --------
Net asset value, beginning of period ........   $  1.00     $  1.00    $  1.00     $   1.00    $  1.00    $  1.00
                                                -------     -------    --------    --------    --------   --------
Income from investment operations:
 Net investment income ......................   $  0.02     $  0.03    $  0.05     $   0.07    $  0.08    $  0.07
Distributions to shareholders:
 Net investment income ......................     (0.02)      (0.03)     (0.05)       (0.07)     (0.08)     (0.07)
                                                --------    --------   --------    ---------   --------   --------
 Net increase in net asset value ............   $  0.00     $  0.00    $  0.00     $   0.00    $  0.00    $  0.00
                                                --------    --------   --------    ---------   --------   --------
Net asset value, end of period ..............   $  1.00     $  1.00    $  1.00     $   1.00    $  1.00    $  1.00
                                                ========    ========   ========    =========   ========   ========
Total return* ...............................      2.47%       3.06%      5.29%        7.74%      8.80%      7.05%
Ratios/Supplemental Data
Ratio of net expenses to average net
 assets .....................................      0.75%       0.81%      0.88%        0.75%      0.82%      0.78%
Ratio of net investment income to
 average net assets .........................      2.44%       3.03%      5.23%        7.53%      8.43%      6.91%
Net assets, end of period (in thousands)        $64,841     $59,097    $73,010     $101,120    $80,121    $59,592
Ratios assuming no waiver of
 management fees by PMC and no
 reduction for fees paid indirectly:
  Net expenses ..............................      1.10%       1.01%         +            +          +       0.91%
  Net investment income .....................      2.09%       2.82%         +            +          +       6.77%
Ratios assuming waiver of
 management fees by PMC and
 reduction for fees paid indirectly:
  Net expenses ..............................        --          --         --           --         --         --
  Net investment income .....................        --          --         --           --         --         --


Selected Data for a Class B Share Outstanding for Each Period Presented:


                                                              For the Year Ended December 31,
                                                              -------------------------------    March 31, 1995 to
                                                                   1997           1996           December 31, 1995
                                                                  -----           -----          -----------------
Net asset value, beginning of period ........................   $   1.00       $   1.00             $   1.00
                                                                ---------      ---------            --------
Income from investment operations:
 Net investment income ......................................   $   0.04       $   0.04             $   0.03
Distributions to shareholders from:
 Net investment income ......................................      (0.04)         (0.04)               (0.03)
                                                                ---------      ---------            ----------
Net asset value, end of period ..............................   $   1.00       $   1.00             $   1.00
                                                                =========      =========            ==========
Total return* ...............................................       3.89%          3.82%                3.28%
Ratios/Supplemental Data
Ratio of net expenses to average net assets .................       1.75%++        1.75%++              1.66%**++
Ratio of net investment income to average net assets ........       3.85%++        3.66%++              4.20%**++
Net assets, end of period (in thousands) ....................   $ 32,477       $ 10,342             $  7,574
Ratios assuming no waiver of management fees by PMC
 and no reduction for fees paid indirectly:
  Net expenses ..............................................       1.78%          1.88%                1.86%**
  Net investment income .....................................       3.82%          3.53%                4.00%**
Ratios assuming waiver of management fees by PMC
 and reduction for fees paid indirectly:
  Net expenses ..............................................       1.70%          1.67%                1.61%**
  Net investment income......................................       3.90%          3.74%                4.25%**

 ------------

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions and the complete redemption of the investment at the net asset value at the end of each period.

** Annualized.
 + No reduction of fees or expenses in this period.
++ Ratio assuming no reduction for fees paid indirectly.

Selected Data for a Class C Share Outstanding for Each Period Presented:


                                                                                                 For the        January 31, 1996
                                                                                                Year Ended             to
                                                                                            December 31, 1997   December 31, 1996
                                                                                           ------------------- ------------------
Net asset value, beginning of period .....................................................       $  1.00             $ 1.00
                                                                                                 -------             ------
Income from investment operations:
 Net investment income ...................................................................       $  0.04             $ 0.03
Distributions to shareholders from:
 Net investment income ...................................................................         (0.04)             (0.03)
                                                                                                 -------             --------
Net asset value, end of period ...........................................................       $  1.00             $ 1.00
                                                                                                 =======             ========
Total return* ............................................................................          3.96%              3.35%
Ratios/Supplemental Data
Ratio of net expenses to average net assets ..............................................          1.79%+             1.84%**+
Ratio of net investment income to average net assets .....................................          3.84%+             3.61%**+
Net assets, end of period (in thousands) .................................................       $ 7,537             $  912
Ratios assuming no waiver of management fees by PMC and no reduction for fees paid indirectly:
   Net expenses ..........................................................................          1.81%              1.95%**
   Net investment income .................................................................          3.82%              3.50%**
Ratios assuming waiver of management fees by PMC and reduction for fees paid indirectly:
   Net expenses ..........................................................................          1.62%              1.77%**
   Net investment income..................................................................          4.01%              3.68%**


-------------------------

  *Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at the end of each period.

** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

III. INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Fund is to seek high current income, preservation of capital and liquidity through investments in high-quality short-term securities.


     The Fund seeks to maintain a constant net asset value of $1.00 per share by investing in a portfolio of money market instruments maturing within 397 days and with a dollar-weighted average maturity of 90 days or less.

     There can be no guarantee that the Fund will achieve its investment objective or that it will be able to maintain a constant $1.00 net asset value per share.

Suitability

     The Fund is designed to provide a convenient way for individual, corporate and institutional investors to earn income on their cash reserves, with easy access to their money and stable principal value.

     Ownership of shares of the Fund also eliminates the bookkeeping and administrative inconvenience of purchasing money market securities directly.

Investment Policies

     The Fund invests in the following types of high-quality, money market instruments:


     (1) U.S. Government Obligations: Marketable obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof.



     (2) Bank Obligations: Obligations (including certificates of deposit and bankers' acceptances) of U.S. banks (including their foreign branches) and savings and loan associations which at the date of their latest public reporting had total assets in excess of $1 billion, and obligations of certain smaller banks and savings and loan institutions satisfying specified investment criteria (see the Statement of Additional Information for further details).


     (3) Commercial Paper: Commercial paper (short-term unsecured promissory notes of corporations, including variable amount master demand notes) which at the date of investment is rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, is issued by companies having outstanding debt rated AAA or AA by S&P or Aaa or Aa by Moody's.




     (4) Short-term Corporate Debt Securities: Corporate debt securities (bonds and debentures) with no more than 397 days remaining to maturity at date of settlement and rated AAA or AA by S&P or Aaa or Aa by Moody's.

     The Fund may purchase securities carrying fixed rates of return or having floating or variable interest rates. Floating and variable rate obligations are generally more stable than fixed-rate obligations because their value is less affected by changes in interest rate levels.


Additional Information

     In addition to the foregoing policies, the Fund is subject to certain regulatory requirements. The Fund may purchase only securities that PMC believes present minimal credit risks and that are rated by the major rating agencies, such as S&P and Moody's, within the two highest rating categories for short-term debt obligations or, if unrated, are determined to be of equivalent quality by PMC. If a security has been assigned different ratings by different rating agencies, at least two rating agencies must have assigned the highest rating in order for PMC to rely on that highest rating.



     The Fund may not invest more than 5% of its total assets (taken at amortized cost) in securities issued by or subject to puts from any one issuer (except U.S. government securities and repurchase agreements collateralized by such securities). The Fund will not invest more than 5% of its total assets in securities that, although of high quality, have not been rated in the highest short-term rating category by at least two rating agencies (or if rated by only one rating agency, by that rating agency or, if unrated, determined to be of equivalent quality by PMC), provided that within this 5% limitation, the Fund will not invest more than the greater of 1% or $1 million of its total assets in the securities (other than U.S. government securities) of any one issuer.



     The Fund may enter into repurchase agreements with approved banks and broker-dealers for periods not to exceed seven days and only with respect to U.S. government securities that throughout the period have a value at least equal to the amount of the loan (including accrued interest).



     The Fund will not invest more than 25% of its assets in any one industry, except that there is no percentage limitation on investments in bank obligations or U.S. government obligations.



     The Fund intends to hold its investments until maturity, but may sell them prior to maturity for a number of reasons, including: to shorten or lengthen the average maturity; to increase the yield; to maintain the quality of the portfolio; or to maintain a stable share value.

     It is the policy of the Fund not to engage in trading for short-term profits. The Fund will engage in portfolio trading if PMC believes that a transaction net of costs (including custodian's fees) will contribute to the achievement of the Fund's investment objective.

     The Fund has no present plans to change its policies with regard to the types or maturities of securities in which it invests. However, if the Fund determines that its investment objective can best be achieved by a change in investment policy or strategy, the Fund may make such changes without shareholder approval by disclosing them in the Prospectus. The Fund's investment objective may not be changed without shareholder approval.

     The investment characteristics of U.S. government obligations, bank obligations, commercial paper and repurchase agreements are described in greater detail in the Appendix to this Prospectus. The Statement of Additional Information also provides more information on the above investment strategies, as well as information on additional investment restrictions, including those which may not be changed without shareholder approval.

IV. MANAGEMENT OF THE TRUST


     The Fund is the sole series of the Trust. The Trust's Board of Trustees has overall responsibility for management and supervision of the Fund. The Board meets at least quarterly. By virtue of the functions performed by PMC, the Trust requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the name and general background of each Trustee and executive officer of the Trust.

     The Fund is managed under a contract with PMC which serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business affairs. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a publicly-traded Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirect wholly owned subsidiary of PGI, is the principal underwriter of the Fund.


     In addition to the Fund, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PGI's executive offices are located at 60 State Street, Boston, Massachusetts 02109. In an effort to avoid conflicts of interest with the Fund, the Fund and PMC have adopted a Code of Ethics that is designed to main-tain a high standard of personal conduct by directing that all personnel defer to the interests of the Fund and its shareholders in making personal securities transactions.



     Under the terms of its contract with the Trust, PMC assists in the management of the Trust and is authorized in its discretion to buy and sell securities for the account of the Fund. PMC pays all the ordinary operating expenses, including executive salaries and the rental of office space related to its services for the Trust, with the exception of the following which are paid by the Trust: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of PMC or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Fund; (d) issue and transfer taxes, chargeable to the Fund in connection with securities transactions to which the Fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations, and all taxes and corporate fees payable by the Fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Trust and the Trustees; (i) distribution fees paid by the Fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the Investment Company Act of 1940, as amended, (the "1940 Act"); (j) compensation of those Trustees of the Trust who are not affiliated with or interested persons of PMC, the Trust (other than as Trustees), PGI or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition to the expenses described above, the Trust shall pay all brokers' and underwriting commissions chargeable to the Trust in connection with securities transactions to which the Fund is a party.



     As compensation for its management services and certain expenses which PMC incurs, PMC is entitled to a management fee equal to 0.40% per annum of the Fund's average daily net assets. The fee is normally computed daily and paid monthly. See "Expense Information" in this Prospectus and "Investment Adviser" in the Statement of Additional Information.

     John F. Cogan, Jr., Chairman of the Board and President of the Trust and President and a Director of PGI and of PMC, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.


     Certain information technology experts currently predict the possibility of a widespread failure of computer systems and certain other equipment which will be triggered on or after certain dates--primarily January 1, 2000--due to a systemic inability to process date-related information. This scenario, commonly known as the "Year 2000 Problem," could have an adverse impact on individuals and businesses including the Fund and other mutual funds and financial organizations. PMC and its affiliates are taking steps believed to be adequate to address the Year 2000 Problem with respect to the systems and equipment controlled by the Fund's investment adviser, broker-dealer and transfer agent. In addition, other entities providing services to the Fund and its shareholders are being asked to provide assurances that they have undertaken similar measures with respect to their systems and equipment. Although PMC is not expecting any adverse impact to it or its clients from the Year 2000 Problem, it cannot provide complete assurances that its efforts or the efforts of its key vendors will be successful.



V. FUND SHARE ALTERNATIVES

     The Fund continuously offers three Classes of shares designated as Class A, Class B and Class C shares. If you do not specify in your instructions to the Fund which Class of shares you wish to purchase, exchange or redeem, the Fund will assume that your instructions apply to Class A shares. See "How to Buy Fund Shares" for more information on classes of shares.

     Class A Shares. Class A shares may be purchased at net asset value without a sales charge or commission and are subject to distribution and service fees at a combined annual rate of up to 0.15% of the Fund's average daily net assets attributable to Class A shares.

     Class B Shares. If your investment in the Fund is for the long-term, Class A shares may be more appropriate than Class B shares. Purchases of the Class B shares of the

Fund may be appropriate if you plan to exchange these shares for the Class B shares of another Pioneer mutual fund (except Pioneer Short-Term Income Trust or Pioneer Intermediate Tax-Free Fund, which have lower CDSCs for their Class B shares). Please consult your investment representative.



     Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within six years. Class B shares are subject to distribution and service fees at a combined annual rate of 1% of the Fund's average daily net assets attributable to Class B shares. Your entire investment in Class B shares is avail-able to work for you from the time you make your investment, but the higher distribution fee paid by Class B shares will cause your Class B shares (until conversion) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class B shares will automatically convert to Class A shares, based on relative net asset value, eight years after the initial purchase.


     Class C Shares. Class C shares are sold without an initial sales charge, but are subject to a 1% CDSC if they are redeemed within the first year after purchase. Class C shares are subject to distribution and service fees at a combined annual rate of up to 1% of the Fund's average daily net assets attributable to Class C shares. Your entire investment in Class C shares is available to work for you from the time you make your investment, but the higher distribution fee paid by Class C shares will cause your Class C shares to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares. Class C shares have no conversion feature.


     Investment dealers or their representatives may receive different compensation depending on which Class of shares they sell. Shares may be exchanged only for shares of the same Class of another Pioneer mutual fund and shares acquired in the exchange will continue to be subject to any CDSC applicable to the shares of the Pioneer mutual fund originally purchased. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, CDSCs and dealer compensation arrangements in accordance with local laws and business practices.



VI. SHARE PRICE


     The purchase and redemption price of the Fund's shares is equal to the net asset value ("NAV") per share. The NAV per share of a Class of the Fund is determined by dividing the value of its assets, less liabilities (expenses and fees are accrued daily) attributable to that Class, by the number of shares of that Class outstanding. The Fund's NAV is computed on each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading on the Exchange.


     Securities are valued at amortized cost. Under the amortized cost pricing method, a portfolio investment is valued at its cost and, thereafter, any discount or premium is amortized to maturity, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost pricing facilitates the maintenance of a $1.00 constant NAV per share, but, of course, this cannot be guaranteed. All assets of the Fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees.


VII. HOW TO BUY FUND SHARES


     You may buy Fund shares through broker-dealers who have sales agreements with PFD. Class A shares may also be purchased directly from PFD. Call Pioneering Services Corporation ("PSC") at 1-800-225-6292 if you need assistance.


     The minimum initial investment is $1,000 for Class A, Class B and Class C shares except as specified below. The minimum initial investment is $100 for Class A accounts being established to utilize monthly bank drafts, government allotments, payroll deduction and other similar automatic investment plans. Separate minimum investment requirements apply to retirement plans and to telephone and wire orders placed by broker-dealers; no sales charges or minimum requirements apply to the reinvestment of dividends or capital gains distributions.

     The minimum subsequent investment is $100 for Class A shares and $500 for Class B and Class C shares except that the subsequent minimum investment amount for Class B and Class C share accounts may be as little as $100 if an automatic investment plan is established (see "Automatic Investment Plans").

     Dividends on Purchases. The Fund seeks to be fully invested at all times in order to accrue dividends to your account each day. To be eligible for each day's dividend accrual, each direct purchase of shares in the Fund must be converted to same day funds. Same day funds are monies credited to State Street Bank and Trust Company's

("State Street Bank") account with the Federal Reserve Bank of Boston.


     If your purchase order is received in good order prior to the close of the Exchange (normally, 4:00 p.m. Eastern time), it will be executed at the NAV next determined after your purchase payment is converted into same day funds or other immediately available funds and your shares will begin earning dividends on the next business day. When you purchase shares by check, your shares will begin earning dividends when the check is converted into same day funds, normally within two business days.

     On any day that State Street Bank, the Custodian (as defined below) or the Exchange closes early, or, in PMC's judgment closing early is in the best interest of the Fund's shareholders, the Fund reserves the right to advance the time by which transactions (purchases, sales or exchanges) must be received in order to be eligible for that day's dividends.


Making Your Investment


     All purchases of Class B and Class C shares, except exchanges from other Pioneer mutual funds, can only be processed through broker-dealers who have sales agreements with PFD.

     By Mail. (Class A shares only) Send your check or negotiable bank draft, drawn on a U.S. bank and payable in U.S. dollars to the Fund, to PSC at P.O. Box 9014, Boston, Massachusetts 02205-9014 the above address. Cash and third party checks will not be accepted. Your payment should be accompanied by a completed Account Application or other instructions indicating your account number.


     If you pay by check or draft, State Street Bank will normally make same day funds available to the Fund, and the Fund will accept the order, on the first business day after receipt. Checks drawn on some other banks may take more than one day to be collected and share purchases will not be made until same day funds are available to the Fund.


     By Telephone. Your account is automatically authorized to have the telephone purchase privilege unless you indicate otherwise on your Account Application or by writing to PSC. The telephone purchase option may be used to purchase additional shares for an existing Pioneer mutual fund account; it may not be used to establish a new account. Proper account identification will be required for each telephone purchase. A maximum of $25,000 per account may be purchased by telephone each day. The telephone purchase privilege is available to Individual Retirement Accounts ("IRAs") but may not be available to other types of retirement plan accounts. Call PSC for more information.


     You are strongly urged to consult with your financial representative prior to requesting a telephone purchase. To purchase shares by telephone, you must establish your bank account of record by completing the appropriate section of your Account Application or an Account Options Form. PSC will electronically debit the amount of each purchase from this predesignated bank account. Telephone purchases may not be made for 30 days after the establishment of your bank of record or any change to your bank information.


     Telephone purchases will be priced at the net asset value plus any applicable sales charge next determined after PSC's receipt of a telephone purchase instruction and receipt of good funds (usually three days after the purchase instruction). You may always elect to deliver purchases to PSC by mail. See "Telephone Transactions" for additional information.



     By Wire. (Class A shares only) When you wish to wire money to an existing Pioneer mutual fund account, call PSC at 1-800-225-6292 to obtain complete instructions. You will be asked to instruct your bank to transmit same day funds by wire through the Federal Reserve banking system. The wiring instructions must include the following information:


   Receiving Bank            State Street Bank and Trust Company
   Address                   225 Franklin Street
                             Boston MA 02101
   ABA Transit               011000028
   For Further Credit To     Shareholder Name
                             Existing Pioneer Account #
                             Pioneer Cash Reserves Fund

Federal funds directed to the Custodian must be pre-approved by calling PSC at 1-800-225-6292. To be sure that a bank wire is accepted on the same day it is sent, you should give the Fund notice of your intention to make such investment as early in the day as possible since the process of making a wire transfer may take several hours and may be affected by your bank's internal procedures concerning wire transfers. Your bank may charge for sending same day funds on your behalf. State Street Bank presently does not charge for receipt of wired same day funds, but reserves the right to charge for this service in the future.

Selecting a Class of Shares

     Class A Shares. You may buy Class A shares at NAV without the imposition of an initial sales charge by mail, by telephone or by wire as described above.


     Class B Shares. You may buy Class B shares at NAV without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the Fund will first redeem shares not subject to any CDSC, and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.


     The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:



                                      CDSC as a Percentage of Dollar
Year Since Purchase                       Amount Subject to CDSC
--------------------------------   ------------------------------------
First ..........................                    4.0%
Second .........................                    4.0%
Third ..........................                    3.0%
Fourth .........................                    3.0%
Fifth ..........................                    2.0%
Sixth ..........................                    1.0%
Seventh and thereafter .........                   none


     Class B shares will automatically convert into Class A shares at the beginning of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and will be subject to the CDSC applicable to the shares of the fund originally purchased. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service ("IRS"), which the Fund has obtained, or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling will continue to be in effect at the time any particular conversion would occur. The conversion of Class B shares to Class A shares will not occur if such ruling is no longer available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

     Class C Shares. You may buy Class C shares at NAV without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions. Class C shares do not convert to any other Class of Fund shares.



     For the purpose of determining the time of any purchase, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the Fund will first redeem shares not subject to any CDSC, and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.


     Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the Fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.



     Waiver or Reduction of Contingent Deferred Sales Charge. The CDSC on Class B shares may be waived or reduced for non-retirement accounts if: (a) the redemption results from the death of all registered owners of an account (in the case of an UGMA, an UTMA or a trust account, waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") of all registered owners occurring after the purchase of the shares being redeemed or
(b) the redemption is made in connection with limited automatic redemptions as set forth in "Systematic Withdrawal Plans" (limited in any year to 10% of the value of the account in the Fund at the time the withdrawal plan is established).


     The CDSC on Class B shares may be waived or reduced for retirement plan accounts if: (a) the redemption results from the death or a total and permanent disability as defined in Section 72 of the Code, occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (b) the distribution is to a participant in an IRA, 403(b) or employer-sponsored retirement plan, is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary or as scheduled periodic payments to a participant (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established; a required minimum distribution due to the participant's attainment of age 701/2 may exceed the 10% limit only if the distribution amount is based on plan assets held in Pioneer mutual funds); (c) the distribution is from a 401(a) or 401(k) retirement plan and is a return of excess employee deferrals or employee contributions or a qualifying hardship distribution as defined by the Code or results from a termination of employment (limited with respect to a termination to 10% per year of the value of the plan's assets in the Fund as of the later of the prior December 31 or the date the account was established unless the plan's assets are being rolled over to or reinvested in the same class of shares of a Pioneer mutual fund subject to the CDSC of the shares originally held); (d) the distribution is from an IRA, 403(b) or employer-sponsored retirement plan and is to be rolled over to or reinvested in the same class of shares in a Pioneer mutual fund and which will be subject to the applicable CDSC upon redemption; (e) the distribution is in the form of a loan to a participant in a plan which permits loans (each repayment of the loan will constitute a new sale which will be subject to the applicable CDSC upon redemption); or (f) the distribution is from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).


     The CDSC on Class C shares and on any Class A shares subject to a CDSC may be waived or reduced as follows: (a) for automatic redemptions as described in "Systematic Withdrawal Plans" (limited to 10% of the value of the account); (b) if the redemption results from the death or a total and permanent disability (as defined in Section 72 of the Code) occurring after the purchase of the shares being redeemed of a shareholder or participant in an employer-sponsored retirement plan; (c) if the distribution is part of a series of substantially equal payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary; or (d) if the distribution is to a participant in an employer-sponsored retirement plan and is
(i) a return of excess employee deferrals or contributions, (ii) a qualifying hardship distribution as defined by the Code, (iii) from a termination of employment, (iv) in the form of a loan to a participant in a plan which permits loans, or (v) from a qualified defined contribution plan and represents a participant's directed transfer (provided that this privilege has been pre-authorized through a prior agreement with PFD regarding participant directed transfers).

     The CDSC on any shares subject to a CDSC may be waived or reduced for either non-retirement or retirement plan accounts if the redemption is made pursuant to each Fund's right to liquidate or involuntarily redeem shares in a shareholder's account. The CDSC on any shares subject to a CDSC will not be applicable if the selling broker-dealer elects, with PFD's approval, to waive receipt of the commission normally paid at the time of the sale.


     Broker-Dealers. Class B and Class C shares may only be purchased through a securities broker or dealer. You may purchase Class A shares of the Fund through a securities broker or dealer or directly from PFD. A broker or dealer may charge for this service. If you do not have a securities broker or dealer, PSC can refer you to one.



     An order for any Class of Fund shares received by PFD from a broker-dealer prior to the close of regular trading on the Exchange is confirmed at the price appropriate for that Class next determined after the order is received. It is the responsibility of broker-dealers to transmit orders so that they will be received by PFD prior to its close of business (usually 5:30 p.m. Eastern time).



     General. The Fund reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.


     Conditions of Purchase. The Fund reserves the right to reject any purchase or exchange. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss the Fund incurs and a separate charge may be made for any unpaid check. The Fund may redeem shares from your account(s) to cover these costs and charges and you may be restricted from making future purchases of shares of any of the Pioneer mutual funds.


VIII. HOW TO SELL FUND SHARES

     You can arrange to sell (redeem) Fund shares on any day the Exchange is open by selling either some or all of your shares to the Fund by mail, by telephone or by facsimile ("fax"). Class A share accounts may also sell by check when properly authorized in advance.

     You may sell your shares either through your broker-dealer or directly to the Fund. Please note the following:

[bullet] If you are selling shares from a retirement account, other than an IRA, you must make your request in writing (except for exchanges to other Pioneer mutual funds which can be requested by phone or in writing). Call 1-800- 622-0176 for more information.
[bullet] If you are selling shares from a non-retirement account or IRA, you may use any of the methods described below.

     Your shares will be sold at the share price next calculated (expected to be a constant $1.00) after your order is received in good order, less any applicable CDSC. Subject to the limitation described above for shares purchased by check, sale proceeds are normally mailed or wired the next business day but in any event not later than seven days after your order is received in good order. The Fund reserves the right to withhold payment of the sale proceeds until checks received by the Fund in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date.


     By Check. (Class A Shares Only) If requested, the Fund will establish a checking account for a Class A shareholder(s) with The First National Bank of Omaha (the "First National Bank"). Please allow 1 to 2 weeks for receipt of your supply of personalized checks. Checks may be drawn for not less than $500 nor more than $250,000, payable to anyone. When a check is presented to First National Bank for payment, it will cause the Fund to redeem, at the net asset value next determined, a sufficient number of the shareholder's shares to cover the check. A shareholder receives the daily dividends declared on his or her shares until the day the check clears. Sale proceeds for shares originally purchased by check may be held until checks received by the Fund in payment for the shares being sold have cleared, which may take up to 15 calendar days from the purchase date.



     The checking account is subject to First National Bank's rules and regulations governing checking accounts. If there is an insufficient number of shares in a shareholder's account when a check is presented to First National Bank for payment, the check will be returned. Since the aggregate value of a shareholder's account in the Fund changes each day because of the daily dividend, a shareholder should not attempt to withdraw the full amount in his or her account by using a check. The checkwriting privilege is not available for Class B and Class C share accounts. In addition, checkwriting is generally not available for retirement plan accounts or accounts subject to backup withholding (see "Dividends, Distributions and Tax Status" and "Voluntary Tax Withholding").



     In Writing. You may sell your shares by delivering a written request, signed by all registered owners, and in good order to PSC at P.O. Box 9014 Boston, Massachusetts 02205-9014, however, you must use a written request, including a signature guarantee, to sell your shares if any of the following applies:

 [bullet] you wish to sell over $100,000 worth of shares,

 [bullet] your account registration or address has changed within the last 30 days,
 [bullet] the check is not being mailed to the address on your account (address of record),
 [bullet] the check is not being made out to the account owners, or [bullet] the sale proceeds are being transferred to a Pioneer mutual fund account with a different registration.


     Your request should include your name, the Fund's name, your Fund account number, the Class of shares to be redeemed, the dollar amount or number of shares to be redeemed, and any other applicable requirements as described below. Unless instructed otherwise, PSC will send the proceeds of the sale to the address of record.

Fiduciaries or corporations are required to submit additional documents. For more information, contact PSC at 1-800-225-6292.


     Written requests will not be processed until they are received in good order by PSC. Good order means that there are no outstanding claims or requests to hold redemptions on the account, any certificates are endorsed by the record owner(s) exactly as the shares are registered and the signature(s) are guaranteed by an eligible guarantor. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee. Signature guarantees are not accepted by fax. The Fund may waive the signature guarantee requirement for redemption requests of $100,000 or less provided that the redemption proceeds are directed to the shareholder(s) of record at the address of record.

     By Telephone or by Fax. Your account is automatically authorized to have the telephone redemption privilege unless you indicate otherwise on your Account Application or by writing to the PSC. Proper account identification will be required for each telephone redemption. You may redeem up to $100,000 of your shares by telephone or fax and receive the proceeds by check or bank wire or electronic funds transfer. The redemption proceeds must be made payable exactly as the account is registered. To receive the proceeds by check: the check must be sent to the address of record which must not have changed in the last 30 days. To receive the proceeds by bank wire or by electronic funds transfer: the proceeds must be sent to your bank address of record which must have been properly pre-designated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days. To redeem by fax, send your redemption request to 1-800-225-4240. The telephone redemption option is not available to retirement plan accounts, except IRAs. You may always elect to deliver redemption instructions to PSC by mail. See "Telephone Transactions" below. Telephone and fax redemptions will be priced as described above. You are strongly urged to consult with your financial representative prior to requesting a telephone redemption.

     A redemption order received by telephone or fax in proper form by PSC prior to the close of the Exchange (usually, 4:00 p.m. Eastern time) on any business day becomes effective as of 4:00 p.m. that day, and shares so redeemed will receive that day's dividend. Proceeds of such a redemption will normally be mailed or wired the next business day. State Street Bank charges a fee for wiring funds; the fee will be deducted from the amount redeemed.

     Selling Shares Through Your Broker-Dealer. The Fund has authorized PFD to act as its agent in the repurchase of shares of the Fund from qualified broker-dealers and reserves the right to terminate this procedure at any time. Your broker-dealer must receive your request and transmit it to PFD before PFD's close of business to receive the next determined redemption price. Your broker-dealer is responsible for providing all necessary documentation to PFD and may charge you for its services.


     Small Accounts. The minimum account value is $500. If you hold shares of the Fund in an account with a net asset value of less than the minimum required amount due to redemptions or exchanges, the Fund may redeem the shares held in this account at net asset value if you have not increased the net asset value of the account to at least the minimum required amount within six months of notice by the Fund to you of the Fund's intention to redeem the shares.

     General. The Fund and First National Bank each reserve the right at any time to terminate, suspend or change the terms of or impose fees on any redemption method described in this Prospectus, except redemption by mail. Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.



IX. HOW TO EXCHANGE FUND SHARES

     Written Exchanges. You may exchange your shares by sending a letter of instruction to PSC. Your letter should include your name, the name of the Pioneer mutual fund out of which you wish to exchange and the name of the Pioneer mutual fund into which you wish to exchange, your fund account number(s), the Class of shares to be exchanged and the dollar amount or number of shares to be exchanged. Written exchange requests must be signed by all record owner(s) exactly as the shares are registered.

     Telephone Exchanges. Your account is automatically authorized to have the telephone exchange privilege unless you indicate otherwise on your Account Application or by writing to the Fund. Proper account identification will be required for each telephone exchange. Telephone exchanges may not exceed $500,000 per account per day. Each telephone exchange request, whether by voice or by FactFone-, will be recorded. You are strongly urged to consult with your financial representative prior to requesting a telephone exchange. See "Telephone Transactions" below.


     Automatic Exchanges. You may automatically exchange shares from one Pioneer mutual fund account for shares of the same Class in another Pioneer mutual fund account on a monthly or quarterly basis. The accounts must have identical registrations and the originating account must have a minimum balance of $5,000. The exchange will be effective on the day of the month designated on your Account Application or Account Options form.



     General. Exchanges must be at least $1,000. Shares of the Fund acquired through an exchange from another Pioneer mutual fund or through reinvestment of dividends or capital gains distributions, may be exchanged at net asset value for the same class of shares in any other Pioneer mutual fund. Shares of the Fund acquired by direct purchase may be exchanged for the same class of any other Pioneer mutual fund at net asset value plus any applicable sales charge. Not all Pioneer mutual funds offer more than one Class of shares. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.


     Shares which would normally be subject to a CDSC upon redemption will not be charged the applicable CDSC at the time of an exchange. Shares acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time you have owned the shares acquired by exchange will be measured from the date you acquired the original shares and will not be affected by any subsequent exchange.



     Exchange requests received by PSC before 4:00 p.m. Eastern time will be effective on that day if the requirements above have been met and they will be eligible for that day's dividend. PSC will process exchanges only after receiving an exchange request in good order. There are currently no fees or sales charges, other than those described above, imposed at the time of an exchange. An exchange of shares may be made only in states where legally permitted. For federal and (generally) state income tax purposes, an exchange is considered to be a sale of the shares of the Fund exchanged and a purchase of shares in another Pioneer mutual fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply.


     You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For the protection of the Fund's performance and shareholders, the Fund and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short-term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Fund's portfolio management strategy or its operations. In addition, the Fund and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.


X. DISTRIBUTION PLANS

     The Trust, on behalf of the Fund, has adopted a Plan of Distribution for each Class of shares (the "Class A Plan," "Class B Plan," and "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act, pursuant to which certain distribution and service fees are paid.

     Pursuant to the Class A Plan, the Fund reimburses PFD its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Trust's Board of Trustees. As of the date of this Prospectus, the Board of Trustees has approved the following categories of expenses for Class A shares of the Fund: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.15% per annum of the Fund's average daily net assets attributable to Class A shares and (ii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organiza-tions (such as banks and trust companies) in their efforts to provide such services. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.


     Expenditures of the Fund pursuant to the Class A Plan are accrued daily and may not exceed 0.15% of the Fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the Fund in a given year. The Class A Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the Class A shareholders of the Fund.


     Both the Class B Plan and the Class C Plan provide that the Fund will pay a distribution fee at the annual rate of 0.75% of the Fund's average daily net assets attributable to the applicable Class of shares and will pay PFD a service fee at the annual rate of 0.25% of the Fund's average daily net assets attributable to that Class of shares. The distribution fee is intended to compensate PFD for its distribution services to the Fund. The service fee is intended to be additional compensation for personal services and/or account maintenance services with respect to Class B and Class C shares. PFD also receives the proceeds of any CDSC imposed on the redemption of Class B and Class C shares.


     Commissions of 4%, equal to 3.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested in Class B shares, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefore, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the 13th month following the purchase. Commissions of up to 1% of the amount invested in Class C shares, consisting of 0.75% of the amount invested and a first year's service fee of 0.25% of the amount invested, are paid to broker-dealers who have sales agreements with PFD. PFD may advance to dealers the first year service fee at a rate up to 0.25% of the purchase price of such shares and, as compensation therefore, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares.


     When a broker-dealer sells Class B or Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

     Dealers may from time to time be required to meet certain criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B or Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

XI. DIVIDENDS, DISTRIBUTIONS AND TAXATION

     The Fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay federal income tax on income and capital gains distributed to shareholders as required under the Code.


     Under the Code, the Fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

     At 4:00 p.m. Eastern time each business day, the Fund will declare substantially all of its net investment income (consisting of earned interest income less expenses) as a dividend to its shareholders of record as of 12:00 noon Eastern time. Shareholders begin earning dividends on the first business day after the Fund is credited with same day funds. However, investors whose payments are wired to and received by the Trust's Custodian in federal funds by 12:00 noon, Eastern time, will receive the dividend declared that day. Unless you specify otherwise on your Account Application, all distributions will be automatically reinvested in additional full and fractional shares of the same class of the Fund.

     Each month's distributions from net investment income will be paid on the last business day of the month. Short-term capital gains distributions, if any, may be paid with the daily dividend. For federal income tax purposes, all distributions will normally be taxable to the Fund's shareholders as ordinary income, whether taken in cash or reinvested in shares. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Fund to avoid federal income or excise tax. The Fund's dividends and distributions will not qualify for any dividends-received deduction available to corporate shareholders.


     Dividends and other distributions paid to individuals and other non-exempt payees will be subject to 31% backup withholding of federal income tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and that the shareholder is not subject to backup withholding or the Fund receives notice from the Internal Revenue Service ("IRS") or a broker that such withholding applies. Please refer to the Account Application for additional information.


     The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates and who are subject to U.S. federal income tax. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its shares is attributable to) certain U.S. government obligations, provided in some states that certain concentration, designation, reporting or other requirements are satisfied. The Fund will not attempt to and may not satisfy all such requirements in all states. Non-U.S. shareholders and tax-exempt shareholders are subject to different tax treatment that is not described above. Shareholders should consult their own tax advisors regarding state, local and other applicable tax laws, including the effect of recent federal tax legislation, in their particular circumstances.



XII. SHAREHOLDER SERVICES


     PSC is the shareholder services and transfer agent for shares of the Trust. PSC, a Massachusetts corporation, is a wholly-owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109. Inquiries to PSC should be mailed to Shareholder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. Brown Brothers Harriman & Co. (the "Custodian") serves as the custodian of the Trust's portfolio securities. The principal address of the mutual fund division of the Custodian is 40 Water Street, Boston, Massachusetts 02109.


Account and Confirmation Statements


     PSC maintains accounts for shareholders and all transactions are recorded in these accounts. Confirmation statements showing the details of transactions are sent to shareholders as transactions occur, except Automatic Investment Plan transactions which are confirmed quarterly. The Pioneer Combined Account Statement, mailed quarterly, is available to all shareholders who have more than one Pioneer mutual fund account.

     Shareholders whose shares are held in the name of an investment broker-dealer or other party will not normally have an account with the Fund and might not be able to utilize some of the services available to shareholders of record. Examples of services which might not be available are purchases, exchanges or redemptions of shares by mail or telephone, automatic reinvestment of dividends and capital gains distributions, withdrawal plans, Letters of Intent, rights of accumulation and newsletters.


     Additional Investments. You may add to your account by sending a check (minimum of $100 for Class A shares and $500 for Class B and Class C shares) to PSC (account number and Class of shares should be clearly indicated). The bottom portion of a confirmation statement may be used as a remittance slip to make additional investments. Additions to your account, whether by check or through a Pioneer Investomatic Plan, are invested in full and fractional shares of the Fund at the applicable offering price in effect as of the close of regular trading on the Exchange on the day of receipt.


     Automatic Investment Plans. You may arrange for regular automatic investments of $100 or more through government/military allotments, payroll deduction or through a Pioneer Investomatic Plan. A Pioneer Investomatic Plan provides for a monthly or quarterly investment by means of a pre-authorized electronic funds transfer from your bank account. Pioneer Investomatic Plan investments are voluntary, and you may discontinue your plan at any time or change your plan elections for the dollar amount, frequency or investment date by calling PSC at 1-800-225-6292, or by sending a written request to Share-holder Services, Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. A change to your bank information must be made in writing on an Account Options Form. You should allow up to five business days for PSC to make changes to an established plan. PSC acts as agent for the purchaser, the broker-dealer and PFD in maintaining these plans.


Financial Reports and Tax Information

     As a shareholder, you will receive financial reports at least semi-annually. In January of each year, the Fund will mail to you information about the tax status of dividends and distributions.

Dividend Options

    Regular Reinvestment. Dividends are automatically reinvested in additional shares of the same class of the Fund in which you maintain an investment unless you instruct otherwise.

    Check. You may elect (in writing) to receive monthly dividend checks. You may also direct that dividend checks be paid to another person or sent to another address (other than the one on file for your account), although if you make either designation after you have opened your account, a signature guarantee signed by all registered account owners must accompany your instructions.

    If you elect to receive dividends in cash and a distribution check issued to you is returned by the U.S. Postal Service as not deliverable or a distribution check remains uncashed for six months or more, the amount of the check may be reinvested in your account. Such additional shares will be purchased at the then current net asset value. Furthermore, the distribution option on the account will automatically be changed to the reinvestment option until such time as you request a different option by writing to PSC.


    Directed Dividends. You may elect (in writing) to have the dividends paid by one Pioneer mutual fund account invested in a second Pioneer mutual fund account of the same class. The value of this second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). Invested dividends may be in any amount, and there are no fees or charges for this service. Retirement plan shareholders may only direct dividends to accounts with identical registrations.


    Direct Deposit. If you have elected to take distributions, whether dividends or dividends and capital gains, in cash, or have established a Systematic Withdrawal Plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account. You may establish this service by completing the appropriate section on the Account Application when opening a new account or the Account Options Form for an existing account.


Voluntary Tax Withholding

     You may request (in writing) that PSC withhold 28% of the dividends and capital gains distributions paid from your account (before any reinvestment) and forward the amount withheld to the IRS as a credit against your federal income taxes. This option is not available for retirement plan accounts or for accounts subject to backup withholding.


Retirement Plans


     Interested persons should contact the Retirement Plans Department of PSC at 1-800-622-0176 for information relating to Pioneer's tax-deferred retirement plans for individuals, businesses and tax-exempt organizations. The Account Application accompanying this Prospectus should not be used to establish such plans. Separate applications are required.



Yield Information
     Yield information may be obtained by telephone 1-800-225-4321. Yield information is updated each weekday and is based on the annualized yield over the immediately preceding seven days, determined with a formula established by the SEC. See "Investment Results" below. Yields are not fixed and will vary with changes in the income and expenses of the Fund.


Telecommunications Device for the Deaf (TDD)

     If you have a hearing disability and access to TDD keyboard equipment, you can call our TDD number toll-free at 1-800-225-1997, weekdays from 8:30 a.m. to 5:30 p.m. Eastern time, to contact our telephone representatives with questions about your account.



Systematic Withdrawal Plans

     If your account has a total value of at least $10,000 you may establish a Systematic Withdrawal Plan ("SWP") providing for fixed payments at regular intervals. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is implemented. See "Waiver or Reduction of Contingent Deferred Sales Charge" for more information.
Periodic
checks of $50 or more will be sent to you monthly or quarterly. Payments can be made either by check or electronic transfer to a bank account designated by you. You may also direct that withdrawal checks be paid to another person, although if you make this designation after you have opened your account, a signature guarantee must accompany your instructions.


     You may obtain additional information by calling PSC at 1-800-225-6292 or by referring to the Statement of Additional Information.



Telephone Transactions

     Your account is automatically authorized to have telephone transaction privileges unless you indicate otherwise on your Account Application or by writing to PSC. You may purchase, sell or exchange Fund shares by telephone. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on weekdays. See "Share Price," "How to Sell Fund Shares," and "How to Exchange Fund Shares" for more information. Computer-assisted transactions may be available to shareholders who have pre-recorded certain bank information (see FactFone(SM)). You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. To confirm that each transaction instruction received by telephone is genuine, PSC will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent instructions. The Fund may implement other procedures from time to time. In all other cases, neither the Fund, PSC or PFD will be responsible for the authenticity of instructions received by telephone, therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.



     During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption or exchange. You should communicate with the Fund in writing if you are unable to reach the Fund by telephone.

FactFone(SM)


     FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer shareholders by dialing 1-800-225-4321. FactFone(SM) allows you to obtain current information on your Pioneer mutual fund accounts and to inquire about the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges and redemptions from your Pioneer accounts if you have activated your PIN. Telephone purchases and redemptions require the establishment of a bank account of record. You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). See "How to Buy Fund Shares," "How to Exchange Fund Shares," "How to Sell Fund Shares" and "Telephone Transactions" Call PSC for assistance.



XIII. THE TRUST

     The Fund is the only series of the Trust, an open-end, management investment company (commonly referred to as a mutual fund), organized as a Massachusetts business trust on March 31, 1987 and reorganized as a Delaware business trust on March 30, 1995. The Trust has authorized an unlimited number of shares of beneficial interest. As an open-ended investment management investment company, the Trust continuously offers its shares to the public and under normal circumstances must redeem its shares upon the demand of any shareholder at net asset value. See "How to Sell Fund Shares." The Trust is not required, and does not intend, to hold annual shareholder meetings, although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.


     The Trust reserves the right to create and issue additional series of shares in addition to the Fund. The Trustees have the authority, without shareholder approval, to classify and reclassify the shares of the Fund or any additional series of the Trust, into one or more classes. The shares of a series participate equally in earnings, dividends and assets of the particular series, except to the extent the rights of a particular class of shares may differ from those of another class or classes. As of the date of this Prospectus, the Trustees have authorized the issu-ance of three classes of shares of the Fund, designated Class A, Class B and Class C. The shares of each class represent an interest in the same portfolio of investments of the Fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to Rule 12b-1 distribution plans adopted by holders of those shares in connection with the distribution of shares.


     In addition to the requirements under Delaware law, the Declaration of Trust provides that a shareholder of the Fund may bring a derivative action on behalf of the Fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     When issued and paid for in accordance with the terms of the Prospectus and Statement of Additional Information, shares of the Fund are fully paid and non-assessable by the Fund. Shares will remain on deposit with the Fund's transfer agent and certificates will not be issued.



XIV INVESTMENT RESULTS

     From time to time, the Fund may include in advertisements or other communications to existing or proposed shareholders its respective "yield" and "effective yield." The "yield" is computed by dividing the Fund's net investment income per share attributable to the appropriate class during a base period of seven days (which period will be stated in the communication) by the net asset value per share for the appropriate class of the Fund on the last day of such seven-day period. The Fund's net investment income per share is determined by dividing net investment income during the base period by the average number of shares for the appropriate class of the Fund entitled to receive dividends during the base period. The Fund's seven-day yield for the appropriate class is then annualized by a computation that assumes that the Fund's net investment income is earned for a one-year period at the same rate as during the seven-day base period. The "effective yield" is calculated similarly, except that income is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.


     The yield of the Fund will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating yields should be considered when comparing performance information published for other investment companies and other investment vehicles. Yield quotations should also be considered relative to the risks associated with the Fund's investment objective and policies. At any time in the future, yield quotations may be higher or lower than past yield quotations, and there can be no assurance that any historical yield quotation will continue in the future.

     The Fund may also include comparative performance information in advertising or marketing its shares. This performance information may include data from Lipper Analytical Services, Inc., Donoghue's Money Fund Report or other industry publications.


     For more information regarding the computation of yield, see the Statement of Additional Information.

XV. APPENDIX

     Some of the terms used in this Prospectus are described below.

     "Bank Obligations" include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time. The Fund generally purchases time deposits with a maturity of the following business day. Time deposits with a maturity of two business days or more will be considered to be illiquid for purposes of the Fund's investment restrictions.

     "Commercial Paper" consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Fund may invest only in commercial paper rated A-1 by S&P or P-1 by Moody's. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's. Commercial paper which is not rated is not necessarily of lower quality than that which is rated, but may be less marketable and therefore provide a higher yield.

     "Money Market" refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government obligations, commercial paper, bank obligations, municipal securities, and other debt instruments, generally referred to as money market instruments.

     "Repurchase Agreements" are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitely established for purposes other than the application of the federal statutory provisions exempting U.S. government obligations from state taxation (for which purpose a repurchase agreement is treated as a collateralized loan). This might become an issue in the event of the bankruptcy of the other party to the transaction. While it is not possible to eliminate all risk from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with banks and broker dealers approved by the Board of Trustees of the Trust and only with respect to U.S. government securities which throughout the period have a value at least equal to the amount of the loan (including accrued interest). It is also the policy of the Board of Trustees to evaluate on a periodic basis the creditworthiness of the parties with which the Fund engages in repurchase agreements.


     "U.S. Government Obligations" are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association, and the Federal Home Loan Banks. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States (U.S. Treasury securities and, for example, securities issued by the Small Business Administration and the Government National Mortgage Association) to the backing solely of the issuing instrumentality itself (securities issued by the Federal National Mortgage Association and the Federal Home Loan Banks). In the case of obligations not backed by the full faith and credit of the United States, the Trust must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Pioneer Cash Reserves Fund
60 State Street
Boston, Massachusetts 02109

OFFICERS
JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President
SHERMAN B. RUSS, Vice President
WILLIAM H. KEOUGH, Treasurer
JOSEPH P. BARRI, Secretary


INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION


PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.


CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.


INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP


LEGAL COUNSEL
HALE AND DORR LLP


SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109
Telephone: 1-800-225-6292


SERVICE INFORMATION
If you would like information on the following, please call:
Existing and new accounts, prospectuses,
 applications, service forms and
 FactFoneSM telephone transactions............................. 1-800-225-6292

Automated fund yields, automated prices and
 account information........................................... 1-800-225-4321

Retirement plans............................................... 1-800-622-0176
Toll-free fax.................................................. 1-800-225-4240

Telecommunications Device for the Deaf (TDD)................... 1-800-225-1997
Visit our website........................................ www.pioneerfunds.com













0498-5121

[c]Pioneer Funds Distributor, Inc.


[Pioneer Logo]



Pioneer
Cash Reserves
Fund


Class A, Class B and Class C Shares
Prospectus

April 30, 1998

                           PIONEER MONEY MARKET TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                           PIONEER MONEY MARKET TRUST
                           Pioneer Cash Reserves Fund

                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION
                       Class A, Class B and Class C Shares


                                 April 30, 1998

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated April 30, 1998 (the "Prospectus") of Pioneer Cash Reserves Fund (the "Fund") as amended and/or supplemented from time to time. The Fund is one series of Pioneer Money Market Trust (the "Trust"). A copy of the Prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Fund at 60 State Street, Boston, Massachusetts 02109. The most recent Annual Report to Shareholders is attached to this Statement of Additional Information and is hereby incorporated in the Statement of Additional Information by reference.

                                TABLE OF CONTENTS

                                                                  Page

1.    Investment Policies and Restrictions...............          2
2.    Management of the Trust............................          3
3.    Investment Adviser.................................          7
4.    Underwriting Agreement and Distribution Plans......          8
5.    Shareholder Servicing/Transfer Agent...............         10
6.    Custodian..........................................         11
7.    Principal Underwriter..............................         11
8.    Independent Public Accountants.....................         11
9.    Portfolio Transactions.............................         12
10.   Tax Status.........................................         12
11.   Description of Shares..............................         14
12.   Certain Liabilities................................         15
13.   Determination of Net Asset Value...................         15
14.   Systematic Withdrawal Plan.........................         16
15.   Investment Results.................................         17
16.   Financial Statements...............................         18

Appendix  A - - Description of Commercial Paper Ratings..         19
Appendix  B - - Performance Statistics...................         20
Appendix  C - - Other Pioneer Information................         33


                THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
                PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO
                    PROSPECTIVE INVESTORS ONLY IF PRECEDED OR
                     ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.       INVESTMENT POLICIES AND RESTRICTIONS

         The Prospectus identifies the Fund's investment objective and principal investment policies. Additional investment policies and a further description of some of the policies described in the Prospectus are set forth below. This Statement of Additional Information should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined herein have the meanings given to them in the Prospectus.

         The following policies and limitations supplement those discussed in the Prospectus. Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or sets forth a policy regarding quality standards, such standard or other limitation shall be determined immediately after and as a result of the Fund's investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment objectives and policies.

         Certificates of Deposit. The Fund may invest in certificates of deposit of large domestic banks and savings and loan associations (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of such domestic banks, and of smaller banks as described below. The Fund will not invest in certificates of deposit of foreign banks.

         Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

         Although the Fund's investment adviser recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. The Fund may invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets not in excess of $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank and
(iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

         Investment Restrictions. The following numerical list sets forth all of the fundamental investment restrictions applicable to the Fund. These restrictions cannot be changed without the affirmative vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities.

         The Fund may not:

         (1) except with respect to investments in obligations of (a) the U.S. government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result (i) more than 5% of the assets of the Fund would be in the securities of any one issuer, or (ii) more than 25% of its assets would be in a particular industry;

         (2) borrow money, except from banks for extraordinary purposes or to meet redemptions in amounts not exceeding 33 1/3% of its total assets (including the amount borrowed). The Fund does not intend to borrow money during the coming year;

         (3) make short sales of securities;

         (4) purchase securities on margin;

         (5) write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts or invest in oil, gas or mineral exploration or development programs;

         (6) make loans to any person, except by (a) the purchase of a debt obligation in which the Fund is permitted to invest and (b) engaging in repurchase agreements;

         (7) purchase the securities of other investment companies or investment trusts, unless they are acquired as part of a merger, consolidation or acquisition of assets;

         (8) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

         (9) invest in companies for the purpose of exercising control or management; or

         (10) issue senior securities, except that the issuance of multiple classes of shares, in accordance with a statute, regulation or order of the SEC, shall not constitute the issuance of a senior security.

The term "person" as used in fundamental investment restriction no. 6 includes institutions as well as individuals

         In addition, in order to comply with certain state statutes and non-fundamental policies of the Fund, the Fund will not (i) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the Fund, (ii) commit more than 10% of its assets to illiquid investments, such as repurchase agreements that mature in more than seven days, or (iii) buy or sell real estate, except that the Fund may acquire or lease office space for its own use, invest in securities of issuers that invest in real estate or interests therein, invest in securities that are secured by real estate or interests therein, invest in real estate limited partnerships, purchase and sell mortgage-related securities and hold and sell real estate acquired by the Fund as a result of the ownership of securities. Policies in this paragraph may be changed by the Trustees without shareholder approval or notification.

         See the Prospectus for a discussion of certain additional regulatory requirements applicable to the Fund.

2.        MANAGEMENT OF THE TRUST

         3. The Trust's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Trust are responsible for the Fund's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Fund within the meaning of the 1940 Act.

JOHN F. COGAN, JR.*, Chairman of the Board, President and Trustee,
DOB:  June 1926
         President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"); Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Partner, Hale and Dorr LLP (counsel to PGI and the Fund).

MARY K. BUSH, Trustee, DOB:  April 1948
4201 Cathedral Avenue, NW, Washington, DC  20016
         President, Bush & Co., an international financial advisory firm; Director and Trustee of Mortgage Guaranty Insurance Corporation, Novecon Management Company, Hoover Institution, Folger Shakespeare Library, March of Dimes, Project 2000, Inc. (not-for-profit educational organization), Small Enterprise Assistance Fund and Wilberforce University; Advisory Board Member, Washington Mutual Investors Fund, a registered investment company; and Trustee of all the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

RICHARD H. EGDAHL, M.D., Trustee, DOB:  December 1926
Boston University Health Policy Institute, 53 Bay State Road, Boston, MA  02115
         Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute and Boston University Program for Health Care Entrepreneurship; Director, CORE (management of workers' compensation and disability costs - NASDAQ); Director, WellSpace (provider of complementary health care); Trustee, Boston Medical Center; Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, Trustee, DOB:  May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME  04650
         Founding Director, The Winthrop Group, Inc. (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management from 1989 to 1993; and Trustee of all the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, Trustee, DOB:  July 1917
6363 Waterway Drive, Falls Church, VA  22044
         Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Adjunct Scholar, American Enterprise Institute; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, Trustee, DOB:  May 1948
One Boston Place, Suite 2635, Boston, MA  02108
         President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB:  February 1944
         Executive  Vice  President  and a  Director  of PGI;  President,  Chief
Investment Officer and a Director of PMC; Director of PFD, PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, Trustee, DOB:  September 1928
125 Broad Street, New York, NY 10004
         Of Counsel to Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, Trustee, DOB:  June 1936
One North Adgers Wharf, Charleston, SC  29401
         President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

SHERMAN B. RUSS, Vice President,  DOB:   July 1937
         Senior Vice President of PMC; Vice President of Pioneer Bond Fund, Pioneer America Income Trust and Pioneer Interest Shares.

WILLIAM H. KEOUGH, Treasurer,  DOB:  April 1937
      Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC; and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, Secretary, DOB: August 1946
      Corporate Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

ERIC W. RECKARD, Assistant Treasurer, DOB:  June 1956
      Manager of Business Planning and Internal Audit of PMC since September 1996; Manager of Fund Accounting of PMC since May 1994, Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994 and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, Assistant Secretary, DOB:   March 1964
      General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and junior partner of Hale and Dorr LLP prior to 1995.

         The Trust's Agreement and Declaration of Trust (the "Declaration of Trust") provides that the holders of two-thirds of its outstanding shares may vote to remove a Trustee of the Fund at any meeting of shareholders. See "Description of Shares" below. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

         All of the outstanding capital stock of PFD, PMC and PSC is owned, directly or indirectly, by PGI, a publicly-owned Delaware corporation. PMC, the Fund's investment adviser, serves as the investment adviser for the Pioneer mutual funds listed below and manages the investments of certain institutional accounts.

         The table below lists all the Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                                Investment           Principal
Fund Name                                         Adviser           Underwriter


Pioneer World Equity Fund                           PMC                 PFD
Pioneer International Growth Fund                   PMC                 PFD
Pioneer Europe Fund                                 PMC                 PFD
Pioneer Emerging Markets Fund                       PMC                 PFD
Pioneer India Fund                                  PMC                 PFD
Pioneer Capital Growth Fund                         PMC                 PFD
Pioneer Mid-Cap Fund                                PMC                 PFD
Pioneer Growth Shares                               PMC                 PFD
Pioneer Micro-Cap Fund                              PMC                 PFD
Pioneer Small Company Fund                          PMC                 PFD

Pioneer Independence Fund                           PMC               Note 1

Pioneer Gold Shares                                 PMC                 PFD
Pioneer Equity-Income Fund                          PMC                 PFD
Pioneer Fund                                        PMC                 PFD
Pioneer II                                          PMC                 PFD
Pioneer Real Estate Shares                          PMC                 PFD
Pioneer Balanced Fund                               PMC                 PFD
Pioneer Short-Term Income Trust                     PMC                 PFD
Pioneer America Income Trust                        PMC                 PFD
Pioneer Bond Fund                                   PMC                 PFD
Pioneer Intermediate Tax-Free Fund                  PMC                 PFD
Pioneer Tax-Free Income Fund                        PMC                 PFD
Pioneer Cash Reserves Fund                          PMC                 PFD
Pioneer Interest Shares                             PMC                Note 2
Pioneer Variable Contracts Trust                    PMC                Note 3

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan, sponsored by PFD.
Note 2         This fund is a closed-end fund.
Note 3 This is a series of ten separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.


         To the knowledge of the Fund, no officer or Trustee of the Fund owned 5% or more of the issued and outstanding shares of PGI on March 31, 1997, except Mr. Cogan who then owned approximately 14% of such shares.

         At March 31, 1998, the Trustees and officers of the Fund owned in the aggregate less than 1% of the outstanding securities of the Fund. As of March 31, 1998, no shareholders owned more than 5% of the outstanding Class A or Class B shares of the Fund. The following shareholders owned 5% or more of the outstanding Class C shares of the Fund: Prudential Securities Inc. FBO Gregg Schneider TTEE Gregg Schneider Family Tr UA DTD 06/29/88, 3434 Vantage Ln, Glenview, IL 60025-1365 owned approximately12.78% (715,765 shares); US Clearing Corp, FBO 192-97373-18, 26 Broadway, New York, NY 1004-1798 owned approximately 6.78% (379,775 shares) and Hilton A Kahn & William W Gibson Trustees, Arthur Wells Group, 401K & PSP, TTEE Directed Account, 7140 N. Broadway, St. Louis, MO 63147-2708 owned approximately 5.6% (313,691 shares).

         Compensation of Officers and Trustees. The Fund pays no salaries or compensation to any of its officers. However, the Fund pays an annual trustees' fee to each Trustee who is not affiliated with PGI, PMC, PFD or PSC consisting of two components: (a) a base fee of $500 and (b) a variable fee, calculated on the basis of the average net assets of the Fund. In addition, the Fund pays a per meeting fee of $120 to each Trustee who is not affiliated with PGI, PMC, PFD or PSC and pays an annual Trustee's fee of $500 plus expenses to each Trustee affiliated with PGI, PMC, PFD and PSC. The Fund also pays an annual committee participation fee to each Trustee who serves as a member of any committees established to act on behalf of one or more of the Pioneer mutual funds. Committee fees are allocated to the Fund on the basis of the Fund's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds receives an annual fee equal to 10% of the aggregate annual trustees' fee, except the Committee Chairperson who receives an annual trustees' fee equal to 20% of the aggregate annual trustees' fee. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Boards of Trustees for the Pioneer mutual funds, receive an annual fee equal to 5% of the annual trustees' fee, except the Committee Chairperson who receives an annual trustees' fee equal to 10% of the annual trustees' fee. Each Trustee who is not affiliated with PGI, PMC, PFD or PSC also receives $375 per meeting for attendance at meetings of the Non-interested Trustees Committee, except for the Committee Chairperson who receives an additional $375 per meeting. Any such fees paid to interested Trustees are reimbursed to the Fund under its management contract.

         The following table provides information regarding the compensation paid by the Fund and other Pioneer Funds to the Trustees for their services.

                                                Pension or
                                                Retirement            Total
                                                 Benefits          Compensation
                            Aggregate           Accrued as         from Fund and
                          Compensation          Part of the      Pioneer Family
Name of Trustee          from the Fund*       Fund's Expenses       of Funds**

John F. Cogan, Jr.          $     500             $0              $  12,000
Mary K. Bush                      985              0                 30,000
Richard H. Egdahl, M.D.         2,003              0                 62,000
Margaret B.W. Graham            2,003              0                 60,000
John W. Kendrick                2,003              0                 55,800
Marguerite A. Piret             2,385              0                 80,000
David D. Tripple                  500              0                 12,000
Stephen K. West                 2,152              0                 63,800
John Winthrop                   2,264              0                 69,000
Total                         $14,795              0               $444,600
                               ======                              ========

*        For the fiscal year ended  December 31, 1997.
**       For the calendar year ended December 31, 1997.

3.  INVESTMENT ADVISER

         The Fund has contracted with PMC, 60 State Street, Boston, Massachusetts 02109, to act as its investment adviser. The management contract is renewable annually by the vote of a majority of the Board of Trustees of the Fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party by the giving of 60 days' written notice.

         As compensation for its management services and expenses incurred, PMC is entitled to a management fee at the rate of 0.40% per annum of the Fund's average daily net assets. The fee is normally computed daily and paid monthly. For fiscal years 1995, 1996 and through June 30, 1997, PMC had agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Trust as required to limit the Class A shares expenses to 0.85% of the average daily net assets attributable to Class A shares; the portion of Trust-wide expenses attributable to Class B and Class C shares were reduced only to the extent that such expenses were reduced for Class A shares. See "Expense Information" in the Prospectus.

         During the fiscal years ended December 31, 1995, 1996 and 1997, pursuant to the expense limitations discussed above, the management fee was reduced by $463,300, $257,425 and $97,401 respectively, resulting in actual management fees paid to PMC during such periods of $221,389, $514,166 and $799,390, respectively.

4.       UNDERWRITING AGREEMENT AND DISTRIBUTION PLANS

         The Trust, on behalf of the Fund, entered into an underwriting agreement with PFD. The underwriting agreement will continue from year to year if annually approved by the Trustees. The Underwriting Agreement provides that PFD will bear any distribution expenses not borne by the Fund.

         PFD bears all expenses it incurs in providing services under the Underwriting Agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution related services performed for the Fund. PFD also pays certain expenses in connection with the distribution of the Fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Fund bears the cost of registering its shares under federal, state and foreign securities law.

         The Fund and PFD have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the underwriting agreement, PFD will use its best efforts in rendering services to the Fund.

         The Trust, on behalf of the Fund, has adopted a plan of distribution pursuant to Rule 12b-1 promulgated by the SEC under the 1940 Act with respect to the Class A, Class B and Class C shares of the Fund (the "Class A Plan," the "Class B Plan" and the "Class C Plan," respectively) (together, the "Plans").

         Class A Plan. Pursuant to the Class A Plan the Fund may reimburse PFD for its expenditures in financing any activity primarily intended to result in the sale of the Class A shares. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus. See "Distribution Plans" in the Prospectus. The expenses of the Fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.15% of the Fund's average daily net assets attributable to Class A shares.

         Class B Plan. The Class B Plan provides that the Fund shall pay PFD, as the Fund's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a selling agreement with PFD at a rate of up to 0.25% of the Fund's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be consideration for personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefore, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

         The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to Class B shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services or personnel, travel, office expenses and equipment. The Class B Plan also provides that PFD will receive all CDSCs attributable to Class B shares. (See "Distribution Plans" in the Prospectus.) When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

         The Class C Plan. The Class C Plan provides that the Fund will pay PFD, as the Fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the Fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the Fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a selling agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the Fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefore, PFD may retain the service fee paid by the Fund with respect to such shares for the first year after purchase. Commencing in the thirteenth month following a purchase of Class C shares, dealers will become eligible for additional service fees at a rate of up to 0.25% of the current value of the amount invested and additional compensation at a rate of up to 0.75% of the average net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

         The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to the Class C shares of the Fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. (See "Distribution Plans" in the Prospectus.) When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

         General. In accordance with the terms of the Plans, PFD provides to the Fund for review by the Trustees a quarterly written report of the amounts expended under the respective Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

         No interested person of the Fund, nor any Trustee of the Fund who is not an interested person of the Fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the Fund and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.

         The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the 1940 Act (none of whom has or have any direct or indirect financial interest in the operation of the Plans) , cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Class affected thereby, and material amendments of the Plans must also be approved by the Trustees in the manner described above A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Class of the Fund. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act

         During the fiscal year ended December 31, 1997, the Fund incurred total distribution fees of $260,213, $192,268 and $30,168 pursuant to the Class A Plan, Class B Plan and Class C Plan, respectively. Distribution fees were paid by the Fund to PFD in reimbursement of or as compensation for expenses related to servicing shareholder accounts and to compensate dealers and sales personnel.

         Redemptions of each class of shares may be subject to a CDSC. A CDSC of 1% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within 6 years of purchase are subject to a CDSC at declining rates beginning at 4% based on the lower of the cost or market value of the shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1%. Proceeds from CDSCs are paid to PFD. During the fiscal year ended December 31, 1997, CDSCs in the amount of $115,275 were paid to PFD.

5.       SHAREHOLDER SERVICING/TRANSFER AGENT

         The Fund has contracted with PSC, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the Fund. This contract may be terminated without penalty by either party upon 90 days' written notice.

         Under the terms of its contract with the Fund, PSC services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the Fund; (ii) distributing dividends and capital gains associated with Fund portfolio accounts; and (iii) maintaining account records and responding to shareholder inquiries

         PSC receives an annual fee of $28.00 per Class A, Class B and Class C shareholder account from the Fund as compensation for the services described above. PSC is also reimbursed by the Fund for its out-of-pocket expenditures. The annual fee is set at an amount determined by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract with PSC or interested persons of any such parties) to be comparable to fees for such services being paid by other investment companies. The Fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the Fund would be in lieu of the per account fee which would otherwise be paid by the Fund to PSC.

6.       CUSTODIAN

         Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian (the "Custodian") of the Fund's assets. The Custodian's responsibilities include safekeeping and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Fund may, however, invest in securities, including repurchase agreements, issued by the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company.

         Pursuant to a separate agreement with the Custodian, the Custodian also provides certain accounting services to the Fund, including the calculation of yield for the Fund.

7.       PRINCIPAL UNDERWRITER

         PFD, 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter for the Fund in connection with the continuous offering of its shares. During the Fund's three most recently completed fiscal years, no underwriting commissions were paid to PFD. PFD commenced service as the Fund's principal underwriter as of March 31, 1995.

         The Fund will not generally issue shares for consideration other than cash. At the Fund's sole discretion, however, it may issue shares for consideration other than cash in connection with a reorganization, statutory merger, or other acquisition of portfolio securities. An exchange of securities for Fund shares may be a taxable transaction to the shareholder.

         The redemption price of shares of beneficial interest of the Fund may, at PMC's discretion, be paid in cash or portfolio securities. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at the value employed in determining the Fund's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of such securities will be made in such manner as the Board deems fair and reasonable.

8.       INDEPENDENT PUBLIC ACCOUNTANTS

         Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's independent public accountant, providing audit services, tax return review and assistance and consultation with respect to the preparation of filings with the SEC.

9.       PORTFOLIO TRANSACTIONS

         The Fund intends to fully manage its portfolio by buying and selling securities, as well as holding securities to maturity. In managing its portfolio, the Fund seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

         (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

         (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize yield;

         (3) selling  one  type  of  debt  security  and  buying   another  when
             disparities arise in the relative values of each; and

         (4) changing from one debt security to an essentially similar debt security when their respective yields appear distorted due to market factors.

         The Fund engages in portfolio trading if it believes a transaction net of costs (including taxes and custodian charges) will help in achieving the Fund's investment objective.

         Decisions relating to the purchase and sale of securities for the Fund, the allocation of portfolio transactions and, where applicable, the negotiation of commission rates are made by officers of PMC.

         The primary consideration in placing portfolio security transactions is execution at the most favorable prices. PMC has complete freedom as to the markets in and broker-dealers through which it seeks this result. Debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own accounts and not as brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. PMC attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Fund. PMC normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere.

         Subject to the requirement of seeking execution at the best available price, securities may, as authorized by PMC's management contract, be bought from or sold to dealers who have furnished statistical research and other information or services to PMC and the Fund, or who sell shares of any of the Pioneer mutual funds. Management believes that no exact dollar value can be calculated for such services.

         During the fiscal years ended December 31, 1995, 1996, and 1997, respectively, the Fund paid no brokerage or underwriting commissions.

10.      TAX STATUS

         It is the Fund's policy to meet the requirements of Subchapter M of the Code, for qualification as a regulated investment company. These requirements relate to the sources of the Fund's income, the diversification of its assets and the distribution of its income to shareholders. If the Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Fund will be relieved of the necessity of paying federal income tax.

         In order to qualify as a regulated investment company under Subchapter M, the Fund must, among other things, derive at least 90% of its annual gross income from interest, gains from the sale or other disposition of securities and certain other income (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements.

         Dividends from investment company taxable income, which includes net investment income and net short-term capital gain in excess of net long-term capital loss, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to the Fund's shareholders as capital gains for federal income tax purposes without regard to the length of time shares of the Fund have been held. The Fund does not anticipate that it will earn or distribute any net capital gain. If it does, it is unlikely that any portion of a distribution of net capital gain would qualify for the new, lower tax rate (usually 20%) applicable to certain long-term capital gains under the Taxpayer Relief Act of 1997.

         Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

         For federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders. At December 31, 1997, the Fund had aggregate capital loss carryforwards of $276,063, which will expire between 2002 and 2003 if not utilized.

         Redemptions and exchanges of shares are taxable events for shareholders that are subject to tax but generally will not result in taxable gain or loss if the Fund successfully maintains a constant net asset value per share. A loss may occur to the extent a CDSC is imposed in connection with a redemption or exchange. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine the tax treatment of any particular transaction in Fund shares.

         The Fund's dividends and distributions will not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

         The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gain, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

         Different  tax  treatment,   including   penalties  on  certain  excess
contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

         Federal law requires that the Fund withhold (as "backup withholding") 31% of reportable payments, including dividends, to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

         If, as anticipated, the Fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

         The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

11.      DESCRIPTION OF SHARES

         The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of the one series named herein. The Trustees may establish additional series of shares in the future, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the Fund, Class A, Class B and Class C shares. Each share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

         Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The shares of each series of the Fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series or classes of the Fund vote together as a class on matters that affect all series or classes of the Fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting certain rights of shareholders may be made to the Trust's Declaration of Trust without the affirmative vote of a majority of its shares. Shares have no preemptive or conversion rights. Shares are fully paid and nonassessable by the Trust, except as stated below.

12.  CERTAIN LIABILITIES

         As a Delaware business trust, the Trust's operations are governed by its Declaration of Trust dated March 7, 1995. A copy of the Trust's Certificate of Trust, also dated March 7, 1995, is on file with the Office of the Secretary of State of the State of Delaware. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Trust's Declaration of Trust expressly provides that the Trust has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability.

         To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees,
(ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

         The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

13.      DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each class of the Fund is determined as of the close of regular trading (normally 4:00 p.m., Eastern time), on each day on which the Exchange is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the Fund is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The Fund is not required to determine its net asset value per share on any day in which no purchase orders for the shares of the Fund are received.

         The net asset value per share of each class of the Fund is computed by taking the value of all of a Fund's assets attributable to that class, less the Fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the Fund are accrued daily. as of the close of regular trading on the Exchange and taken into account.

         Except as set forth in the following paragraph, the Fund's portfolio investments are valued on each business day on the basis of amortized cost, if the Board of Trustees determines in good faith that such method approximates fair value. This technique involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During periods of declining interest rates, the yield on shares of the Fund computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

         Standby commitments will be valued at zero in determining net asset value. "When-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

         The valuation of the Fund's portfolio investments based upon their amortized cost and the concomitant expectation to maintain the Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Fund must adhere to certain conditions which are described in detail in the Prospectus. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each class of the Fund for the purpose of maintaining sales and redemptions at a single value. It is the intention of the Fund to maintain each class' per share net asset value of $1.00 but there can be no assurance of this. Such procedures will include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value per class calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (i) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (ii) withholding dividends; (iii) redeeming shares in kind; or (iv) establishing a net asset value per share by using available market quotations.

14.      SYSTEMATIC WITHDRAWAL PLAN

         The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from the Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit with PSC shares of the Fund having a total value of not less than $10,000. Periodic checks of $50 or more will be deposited, monthly or quarterly, directly into a bank account designated by the applicant, or will be sent by check to the applicant, or any person designated by the applicant. Withdrawals from Class B and Class C share accounts are limited as described in "Systematic Withdrawal Plan" in the Prospectus. A designation of a third party to receive checks requires an acceptable signature guarantee. See "Waiver or Reduction of Contingent Deferred Sales Charge" in the Prospectus. Designation of another person to receive the checks subsequent to opening an account must be accompanied by a signature guarantee.

         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited under the SWP in a SWP account. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her investment.

         The SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed.

15.      INVESTMENT RESULTS

         From time to time, the Fund will provide yield quotations for its shares. These quotations are calculated by standard methods prescribed by the SEC and may from time to time be used in the Fund's Prospectus, Statement of Additional Information, advertisements, shareholder reports or other communications to shareholders. However, these yield quotations should not be considered as representative of the performance of the Fund in the future since, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields of the Fund will vary based on the type, quality and maturities of the securities held in its portfolio, fluctuations in short-term interest rates and changes in its expenses.

         The Fund's yield quotations are computed using the appropriate figures for a particular class as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing Class A, Class B or Class C account having a balance of one share at the beginning of the seven-day base period is determined by subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the net change in value by the value of the share at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees that are charged to the Fund, in proportion to the length of the base period and the Fund's average account size (with respect to any fees that vary with the size of an account).

         The Fund may also advertise quotations of effective yield. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

              Effective Yield = (base period return + 1) 365/7 - 1

         The yield and effective yield of the Fund for the seven-day period ended December 31, 1997 is as follows:

                                                               Effective
                                     Yield                     Yield

Class A Shares                         4.93%                    5.05%
Class B Shares                         4.14%                    4.22%
Class C Shares                         4.14%                    4.22%

         Automated Information Line. FactFoneSM, Pioneer's 24-hour automated information line, allows shareholders to dial toll-free 1-800-225-4321 and hear recorded fund information, including:

         o        net asset value prices for all Pioneer mutual funds;

         o        annualized 30-day yields on Pioneer's fixed income funds;

         o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and

         o dividends and capital gains distributions on all Pioneer mutual funds.

         Yields  are  calculated  in  accordance  with  SEC  mandated   standard
formulas.

         In addition, by using a personal identification number ("PIN"), shareholders may enter purchases, exchanges and redemptions, access their account balances and last three transactions and may order a duplicate statement. See "FactFoneSM" in the Prospectus for more information.

         All performance numbers communicated through FactFoneSM represent past performance and include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of shares (except for the Fund, which seeks to maintain a stable $1.00 share price) will also vary and may be worth more or less at redemption than their original cost.

16.      FINANCIAL STATEMENTS

         The Trust's Annual Report, filed with the SEC on February 20, 1998 (Accession No. 0000812195-98-000003), is incorporated by reference into this Statement of Additional Information. The financial statements in the Fund's Annual Report, including the financial highlights, for the period ended December 31, 1997, included or incorporated by reference into the Prospectus and this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements, and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.

                                   APPENDIX A
                    Description of Commercial Paper Ratings1

                         Moody's Investors Service, Inc.

Commercial Paper

         P-1: P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of ten years;
(vii) financial strength of any parent company and the relationships which exist with the issuer; and (viii) recognition by management of the issuer of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                              Standard & Poor's Ratings Group

Commercial Paper

         A-1: Commercial paper rated A-1 or better has the following characteristics: (i) the liquidity ratio of its issuer is adequate to meet cash requirements; (ii) its issuer has outstanding debt rated AA or better; (iii) the issuer has access to at least two additional sources of borrowing; and (iv) the issuer's basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is judged to be well established and the issuer has a strong position within the industry.













1The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year-end.

                                   APPENDIX B

                           Pioneer Cash Reserves Fund
                                 Class A Shares



                  Initial       Offering     Sales Charge        Shares      Net Asset Value     Initial Net
     Date        Investment      Price         Included        Purchased        Per Share        Asset Value
   6/22/87        $10,000       $1.0000          0.00%         10,000.000        $1.0000           $10,000


                     Dividends and Capital Gains Reinvested

                                 Value of Shares

   Date        From Investment       From Cap. Gains      From Dividends   Total Value
                                       Reinvested           Reinvested
 12/31/87        $10,000              $0                  $348              $10,348
 12/31/88        $10,000              $0                 $1,077             $11,077
 12/31/89        $10,000              $0                 $2,052             $12,052
 12/31/90        $10,000              $0                 $2,985             $12,985
 12/31/91        $10,000              $0                 $3,672             $13,672
 12/31/92        $10,000              $0                 $4,091             $14,091
 12/31/93        $10,000              $0                 $4,438             $14,438
 12/31/94        $10,000              $0                 $4,954             $14,954
 12/31/95        $10,000              $0                 $5,727             $15,727
 12/31/96        $10,000              $0                 $6,458             $16,458
 12/31/97        $10,000              $0                 $7,245             $17,245

                           Pioneer Cash Reserves Fund
                                 Class B Shares



                                              Sales Charge
                   Initial       Offering       Included        Shares      Net Asset Value     Initial Net
     Date        Investment        Price                      Purchased        Per Share        Asset Value

   3/31/95         $10,000        $1.0000        0.00%        10,000.000        $1.0000           $10,000


                     Dividends and Capital Gains Reinvested

                                 Value of Shares

   Date      From Investment       From Cap. Gains     From Dividends      CDSC             Total Valu          CDSC
                                   Reinvested           Reinvested         If Redeemed     If Redeemed            %
 12/31/95      $10,000               $0                 $328               $400            $ 9,928            4.00%
 12/31/96      $10,000               $0                 $722               $400            $10,322            4.00%
 12/31/97      $10,000               $0                $1,140              $300            $10,840            3.00%

                           Pioneer Cash Reserves Fund
                                 Class C Shares


                                            Sales Charge
                 Initial       Offering       Included        Shares      Net Asset Value     Initial Net
   Date        Investment        Price                      Purchased        Per Share        Asset Value

 1/31/96         $10,000        $1.0000        0.00%        10,000.000        $1.0000           $10,000

                     Dividends and Capital Gains Reinvested

                                 Value of Shares


        Date         From Investment       From Cap. Gains     From Dividends           CDSC             Total Valu          CDSC
                                             Reinvested           Reinvested         If Redeemed        If Redeemed            %
      12/31/96             $10,000               $0                 $335               $100               $10,235            1.00%
      12/31/97             $10,000               $0                 $744                  0               $10,744            0.00%

                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the Fund may refer to these indices or may present comparisons between the performance of the Fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the Fund, do not reflect past performance and do not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange
(NYSE).

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX
The Merrill Lynch Micro-Cap Index represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE Index are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI Emerging Markets Free Index are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

6-MONTH CDs
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W. Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS
For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT")
EQUITY REIT INDEX
All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES
The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The Russell MidcapTM Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The Wilshire Real Estate Securities Index is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX
The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backward in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX
This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources: Ibbotson Associates, Towers Data Systems, Lipper Analytical Services, Inc. Merrill Lynch and PGI

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                               Dow                                        S&P/          S&P/
                 S&P          Jones        U.S. Small                    BARRA          BARRA        Merrill Lynch
                 500        Industrial        Stock         U.S.          500            500           Micro-Cap
                             Average          Index       Inflation      Growth         Value            Index
----------------------------------------------------------------------------------------------------------------------
Dec 1925         N/A           N/A             N/A           N/A          N/A            N/A              N/A
Dec 1926        11.62          N/A            0.28          -1.49         N/A            N/A              N/A
Dec 1927        37.49          N/A            22.10         -2.08         N/A            N/A              N/A
Dec 1928        43.61         55.38           39.69         -0.97         N/A            N/A              N/A
Dec 1929        -8.42         -13.64         -51.36         0.20          N/A            N/A              N/A
Dec 1930        -24.90        -30.22         -38.15         -6.03         N/A            N/A              N/A
Dec 1931        -43.34        -49.02         -49.75         -9.52         N/A            N/A              N/A
Dec 1932        -8.19         -16.88          -5.39        -10.30         N/A            N/A              N/A
Dec 1933        53.99         73.72          142.87         0.51          N/A            N/A              N/A
Dec 1934        -1.44          8.08           24.22         2.03          N/A            N/A              N/A
Dec 1935        47.67         43.77           40.19         2.99          N/A            N/A              N/A
Dec 1936        33.92         30.23           64.80         1.21          N/A            N/A              N/A
Dec 1937        -35.03        -28.88         -58.01         3.10          N/A            N/A              N/A
Dec 1938        31.12         33.16           32.80         -2.78         N/A            N/A              N/A
Dec 1939        -0.41          1.31           0.35          -0.48         N/A            N/A              N/A
Dec 1940        -9.78         -7.96           -5.16         0.96          N/A            N/A              N/A
Dec 1941        -11.59        -9.88           -9.00         9.72          N/A            N/A              N/A
Dec 1942        20.34         14.13           44.51         9.29          N/A            N/A              N/A
Dec 1943        25.90         19.06           88.37         3.16          N/A            N/A              N/A
Dec 1944        19.75         17.19           53.72         2.11          N/A            N/A              N/A
Dec 1945        36.44         31.60           73.61         2.25          N/A            N/A              N/A
Dec 1946        -8.07         -4.40          -11.63         18.16         N/A            N/A              N/A
Dec 1947         5.71          7.61           0.92          9.01          N/A            N/A              N/A
Dec 1948         5.50          4.27           -2.11         2.71          N/A            N/A              N/A
Dec 1949        18.79         20.92           19.75         -1.80         N/A            N/A              N/A
Dec 1950        31.71         26.40           38.75         5.79          N/A            N/A              N/A
Dec 1951        24.02         21.77           7.80          5.87          N/A            N/A              N/A
Dec 1952        18.37         14.58           3.03          0.88          N/A            N/A              N/A
Dec 1953        -0.99          2.02           -6.49         0.62          N/A            N/A              N/A
Dec 1954        52.62         51.25           60.58         -0.50         N/A            N/A              N/A
Dec 1955        31.56         26.58           20.44         0.37          N/A            N/A              N/A
Dec 1956         6.56          7.10           4.28          2.86          N/A            N/A              N/A
Dec 1957        -10.78        -8.63          -14.57         3.02          N/A            N/A              N/A
Dec 1958        43.36         39.31           64.89         1.76          N/A            N/A              N/A
Dec 1959        11.96         20.21           16.40         1.50          N/A            N/A              N/A
Dec 1960         0.47         -6.14           -3.29         1.48          N/A            N/A              N/A
Dec 1961        26.89         22.60           32.09         0.67          N/A            N/A              N/A
Dec 1962        -8.73         -7.43          -11.90         1.22          N/A            N/A              N/A
Dec 1963        22.80         20.83           23.57         1.65          N/A            N/A              N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               Dow                                        S&P/          S&P/
                 S&P          Jones        U.S. Small                  BARRA 500        BARRA        Merrill Lynch
                 500        Industrial        Stock         U.S.         Growth          500           Micro-Cap
                             Average          Index       Inflation                     Value            Index
----------------------------------------------------------------------------------------------------------------------
Dec 1964        16.48         18.85           23.52         1.19          N/A            N/A              N/A
Dec 1965        12.45         14.39           41.75         1.92          N/A            N/A              N/A
Dec 1966        -10.06        -15.78          -7.01         3.35          N/A            N/A              N/A
Dec 1967        23.98         19.16           83.57         3.04          N/A            N/A              N/A
Dec 1968        11.06          7.93           35.97         4.72          N/A            N/A              N/A
Dec 1969        -8.50         -11.78         -25.05         6.11          N/A            N/A              N/A
Dec 1970         4.01          9.21          -17.43         5.49          N/A            N/A              N/A
Dec 1971        14.31          9.83           16.50         3.36          N/A            N/A              N/A
Dec 1972        18.98         18.48           4.43          3.41          N/A            N/A              N/A
Dec 1973        -14.66        -13.28         -30.90         8.80          N/A            N/A              N/A
Dec 1974        -26.47        -23.58         -19.95         12.20         N/A            N/A              N/A
Dec 1975        37.20         44.75           52.82         7.01         31.72          43.38             N/A
Dec 1976        23.84         22.82           57.38         4.81         13.84          34.93             N/A
Dec 1977        -7.18         -12.84          25.38         6.77         -11.82         -2.57             N/A
Dec 1978         6.56          2.79           23.46         9.03          6.78          6.16             27.76
Dec 1979        18.44         10.55           43.46         13.31        15.72          21.16            43.18
Dec 1980        32.42         22.17           39.88         12.40        39.40          23.59            32.32
Dec 1981        -4.91         -3.57           13.88         8.94         -9.81          0.02              9.18
Dec 1982        21.41         27.11           28.01         3.87         22.03          21.04            33.62
Dec 1983        22.51         25.97           39.67         3.80         16.24          28.89            42.44
Dec 1984         6.27          1.31           -6.67         3.95          2.33          10.52            -14.97
Dec 1985        32.16         33.55           24.66         3.77         33.31          29.68            22.89
Dec 1986        18.47         27.10           6.85          1.13         14.50          21.67             3.45
Dec 1987         5.23          5.48           -9.30         4.41          6.50          3.68             -13.84
Dec 1988        16.81         16.14           22.87         4.42         11.95          21.67            22.76
Dec 1989        31.49         32.19           10.18         4.65         36.40          26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11          0.20          -6.85            -29.55
Dec 1991        30.55         24.19           44.63         3.06         38.37          22.56            57.44
Dec 1992         7.67          7.41           23.35         2.90          5.07          10.53            36.62
Dec 1993         9.99         16.94           20.98         2.75          1.68          18.60            31.32
Dec 1994         1.31          5.06           3.11          2.67          3.13          -0.64             1.81
Dec 1995        37.43         36.84           34.46         2.54         38.13          36.99            30.70
Dec 1996        23.07         28.84           17.62         3.32         23.96          21.99            13.88
Dec 1997        33.36         24.88           22.78         1.92         36.52          29.98            24.61


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                  Long-       Intermediate-      MSCI                      Long-
                  Term          Term U.S.        EAFE         6-         Term U.S.          U.S.
               U.S. Gov't      Government       (Net of      Month       Corporate         T-Bill
                  Bonds           Bonds         Taxes)        CDs          Bonds          (30-Day)
------------------------------------------------------------------------------------------------------
Dec 1925           N/A             N/A            N/A         N/A           N/A             N/A
Dec 1926          7.77            5.38            N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52            N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92            N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01            N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72            N/A         N/A           7.98            2.41
Dec 1931          -5.31           -2.32           N/A         N/A          -1.85            1.07
Dec 1932          16.84           8.81            N/A         N/A          10.82            0.96
Dec 1933          -0.07           1.83            N/A         N/A          10.38            0.30
Dec 1934          10.03           9.00            N/A         N/A          13.84            0.16
Dec 1935          4.98            7.01            N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06            N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56            N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23            N/A         N/A           6.13           -0.02
Dec 1939          5.94            4.52            N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96            N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50            N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94            N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81            N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80            N/A         N/A           4.73            0.33
Dec 1945          10.73           2.22            N/A         N/A           4.08            0.33
Dec 1946          -0.10           1.00            N/A         N/A           1.72            0.35
Dec 1947          -2.62           0.91            N/A         N/A          -2.34            0.50
Dec 1948          3.40            1.85            N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32            N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70            N/A         N/A           2.12            1.20
Dec 1951          -3.93           0.36            N/A         N/A          -2.69            1.49
Dec 1952          1.16            1.63            N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23            N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68            N/A         N/A           5.39            0.86
Dec 1955          -1.29           -0.65           N/A         N/A           0.48            1.57
Dec 1956          -5.59           -0.42           N/A         N/A          -6.81            2.46
Dec 1957          7.46            7.84            N/A         N/A           8.71            3.14
Dec 1958          -6.09           -1.29           N/A         N/A          -2.22            1.54
Dec 1959          -2.26           -0.39           N/A         N/A          -0.97            2.95
Dec 1960          13.78           11.76           N/A         N/A           9.07            2.66

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                  Long-       Intermediate-      MSCI                      Long-
                  Term          Term U.S.        EAFE         6-         Term U.S.          U.S.
               U.S. Gov't      Government       (Net of      Month       Corporate         T-Bill
                  Bonds           Bonds         Taxes)        CDs          Bonds          (30-Day)
------------------------------------------------------------------------------------------------------
Dec 1961          0.97            1.85            N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56            N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64            N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04            N/A        4.17           4.77            3.54
Dec 1965          0.71            1.02            N/A        4.68          -0.46            3.93
Dec 1966          3.65            4.69            N/A        5.76           0.20            4.76
Dec 1967          -9.18           1.01            N/A        5.47          -4.95            4.21
Dec 1968          -0.26           4.54            N/A        6.45           2.57            5.21
Dec 1969          -5.07           -0.74           N/A        8.70          -8.09            6.58
Dec 1970          12.11           16.86         -11.66       7.06          18.37            6.52
Dec 1971          13.23           8.72           29.59       5.36          11.01            4.39
Dec 1972          5.69            5.16           36.35       5.39           7.26            3.84
Dec 1973          -1.11           4.61          -14.92       8.60           1.14            6.93
Dec 1974          4.35            5.69          -23.16       10.20         -3.06            8.00
Dec 1975          9.20            7.83           35.39       6.51          14.64            5.80
Dec 1976          16.75           12.87          2.54        5.22          18.65            5.08
Dec 1977          -0.69           1.41           18.06       6.11           1.71            5.12
Dec 1978          -1.18           3.49           32.62       10.21         -0.07            7.18
Dec 1979          -1.23           4.09           4.75        11.90         -4.18           10.38
Dec 1980          -3.95           3.91           22.58       12.33         -2.76           11.24
Dec 1981          1.86            9.45           -2.28       15.50         -1.24           14.71
Dec 1982          40.36           29.10          -1.86       12.18         42.56           10.54
Dec 1983          0.65            7.41           23.69       9.65           6.26            8.80
Dec 1984          15.48           14.02          7.38        10.65         16.86            9.85
Dec 1985          30.97           20.33          56.16       7.82          30.09            7.72
Dec 1986          24.53           15.14          69.44       6.30          19.85            6.16
Dec 1987          -2.71           2.90           24.63       6.59          -0.27            5.47
Dec 1988          9.67            6.10           28.27       8.15          10.70            6.35
Dec 1989          18.11           13.29          10.54       8.27          16.23            8.37
Dec 1990          6.18            9.73          -23.45       7.85           6.78            7.81
Dec 1991          19.30           15.46          12.13       4.95          19.89            5.60
Dec 1992          8.05            7.19          -12.17       3.27           9.39            3.51
Dec 1993          18.24           11.24          32.56       2.88          13.19            2.90
Dec 1994          -7.77           -5.14          7.78        5.40          -5.76            3.90
Dec 1995          31.67           16.80          11.21       5.21          27.20            5.60
Dec 1996          -0.93           2.10           6.05        5.21           1.40            5.21
Dec 1997          15.85           8.38           1.78        5.71          12.95            5.26

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                 NAREIT                                                   Lipper           MSCI
                 Equity       Russell       Wilshire                     Balanced        Emerging           Bank
                  REIT         2000       Real Estate        S&P           Fund          Markets          Savings
                 Index         Index       Securities        400           Index        Free Index        Account
-----------------------------------------------------------------------------------------------------------------------
Dec 1925          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1926          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1927          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1928          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1929          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1930          N/A           N/A           N/A            N/A            N/A            N/A              5.30
Dec 1931          N/A           N/A           N/A            N/A            N/A            N/A              5.10
Dec 1932          N/A           N/A           N/A            N/A            N/A            N/A              4.10
Dec 1933          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1934          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1935          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1936          N/A           N/A           N/A             N/A            N/A            N/A              3.20
Dec 1937          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1938          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1939          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1940          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1941          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1942          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1943          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1944          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1945          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1946          N/A           N/A           N/A            N/A            N/A            N/A              2.20
Dec 1947          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1948          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1949          N/A           N/A           N/A            N/A            N/A            N/A              2.40
Dec 1950          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1951          N/A           N/A           N/A            N/A            N/A            N/A              2.60
Dec 1952          N/A           N/A           N/A            N/A            N/A            N/A              2.70
Dec 1953          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1954          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1955          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1956          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1957          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1958          N/A           N/A           N/A            N/A            N/A            N/A              3.38
Dec 1959          N/A           N/A           N/A            N/A            N/A            N/A              3.53
Dec 1960          N/A           N/A           N/A            N/A           5.77            N/A              3.86
Dec 1961          N/A           N/A           N/A            N/A           20.59           N/A              3.90

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                 NAREIT                                                   Lipper          MSCI
                 Equity       Russell       Wilshire                     Balanced        Emerging           Bank
                  REIT         2000       Real Estate        S&P           Fund          Markets          Savings
                 Index         Index       Securities        400           Index        Free Index        Account
-----------------------------------------------------------------------------------------------------------------------
Dec 1962          N/A           N/A           N/A            N/A           -6.80           N/A              4.08
Dec 1963          N/A           N/A           N/A            N/A           13.10           N/A              4.17
Dec 1964          N/A           N/A           N/A            N/A           12.36           N/A              4.19
Dec 1965          N/A           N/A           N/A            N/A           9.80            N/A              4.23
Dec 1966          N/A           N/A           N/A            N/A           -5.86           N/A              4.45
Dec 1967          N/A           N/A           N/A            N/A           15.09           N/A              4.67
Dec 1968          N/A           N/A           N/A            N/A           13.97           N/A              4.68
Dec 1969          N/A           N/A           N/A            N/A           -9.01           N/A              4.80
Dec 1970          N/A           N/A           N/A            N/A           5.62            N/A              5.14
Dec 1971          N/A           N/A           N/A            N/A           13.90           N/A              5.30
Dec 1972          8.01          N/A           N/A            N/A           11.13           N/A              5.37
Dec 1973         -15.52         N/A           N/A            N/A          -12.24           N/A              5.51
Dec 1974         -21.40         N/A           N/A            N/A          -18.71           N/A              5.96
Dec 1975         19.30          N/A           N/A            N/A           27.10           N/A              6.21
Dec 1976         47.59          N/A           N/A            N/A           26.03           N/A              6.23
Dec 1977         22.42          N/A           N/A            N/A           -0.72           N/A              6.39
Dec 1978         10.34          N/A          13.04           N/A           4.80            N/A              6.56
Dec 1979         35.86         43.09         70.81           N/A           14.67           N/A              7.29
Dec 1980         24.37         38.58         22.08           N/A           19.70           N/A              8.78
Dec 1981          6.00         2.03           7.18           N/A           1.86            N/A             10.71
Dec 1982         21.60         24.95         24.47          22.68          30.63           N/A             11.19
Dec 1983         30.64         29.13         27.61          26.10          17.44           N/A              9.71
Dec 1984         20.93         -7.30         20.64           1.18          7.46            N/A              9.92
Dec 1985         19.10         31.05         22.20          35.58          29.83           N/A              9.02
Dec 1986         19.16         5.68          20.30          16.21          18.43           N/A              7.84
Dec 1987         -3.64         -8.77         -7.86          -2.03          4.13            N/A              6.92
Dec 1988         13.49         24.89         24.18          20.87          11.18          40.43             7.20
Dec 1989          8.84         16.24          2.37          35.54          19.70          64.96             7.91
Dec 1990         -15.35       -19.51         -33.46         -5.12          0.66           -10.55            7.80
Dec 1991         35.70         46.05         20.03          50.10          25.83          59.91             4.61
Dec 1992         14.59         18.41          7.36          11.91          7.46           11.40             2.89
Dec 1993         19.65         18.91         15.24          13.96          11.95          74.83             2.73
Dec 1994          3.17         -1.82          1.64          -3.57          -2.05          -7.32             4.96
Dec 1995         15.27         28.44         13.65          30.94          24.89          -5.21             5.24
Dec 1996         35.26         16.53         36.87          19.20          13.01           6.03             4.95
Dec 1997         20.29         22.36         19.80          32.26          20.05          -11.59            5.17


                                   APPENDIX C

                            OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.

As of December 31, 1997, PMC employed a professional investment staff of 58, with a combined average of 12 years' experience in the financial services industry.

Total  assets  of  all  Pioneer   mutual  funds  at  December  31,  1997,   were
approximately  $19.8  billion   representing   1,177,148   shareholder  accounts
consisting of 791,468 non-retirement accounts and 385,680 retirement accounts.

                           PIONEER MONEY MARKET TRUST

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:


               The financial highlights of the Registrant for the fiscal year ended December 31, 1997 are included in Part A of the Registration Statement and the financial statements of the Registrant are incorporated by reference into Part B of the Registration Statement from the 1997 Annual Report to Shareholders for the year ended December 31, 1997 (filed electronically on February 20, 1998 file no. 33-13179; accession number 0000812195-98-000003).


          (b)  Exhibits:

               1.   Agreement and Declaration of Trust (Delaware Business
                    Trust)*

               1.1 Establishment and Designation of Classes for Pioneer Cash Reserves Fund**

               2.   By-laws (Delaware Business Trust)*

               3.   None

               4.   Specimen Stock Certificate*

               5. Management Contract between Registrant, on behalf of each series, and Pioneering Management Corporation and schedule of substantially similar omitted documents*

               6. Underwriting Agreement between Registrant, on behalf of each series, and Pioneer Funds Distributor, Inc.*

               7.   None

               8.   Custodian Agreement with Brown Brothers Harriman & Co.*

               9.   Investment Company Service Agreement*

               10.  Opinion of Morris, Nichols, Arsht and Tunnell*

               11.  Consent of Arthur Andersen LLP+

               12.  None

               13.  Stock Purchase Agreement*

               14.  None

               15.1 Amended Class A Rule 12b-1 Distribution Plan*

               15.2 Class B Rule 12b-1 Distribution Plan on behalf of Pioneer
                    Cash Reserves Fund*

               15.3 Class C Rule 12b-1 Distribution Plan on behalf of Pioneer
                    Cash Reserves Fund**

               16. Description of Average Annual Total Return and Yield Calculation*

               17.  Financial Data Schedules+

               18. Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Cash Reserves Fund**

               19.  Powers of Attorney*

               19.1 Power of Attorney for Mary K. Bush+

------------------------



+    Filed herewith
* Incorporated by reference from the Registrant's Post-Effective Amendment No. 12 to the Registration Statement as filed electronically with the Securities and Exchange Commission on March 29, 1995 (accession number 0000812195-95-000013).

** Incorporated by reference from the Registrant's Post-Effective Amendment No. 13 to the Registration Statement as filed electronically with the Securities and Exchange Commission on April 29, 1996 (accession number 0000812195-96-000009).


Item 25.  Persons Controlled by or Under Common Control with Registrant

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.


                                                   Owned By    Percent of Shares    State/Country of
                     Company                                                        Incorporation
Pioneering Management Corp. (PMC)                   PGI          100%                DE
Pioneer Funds Distributor, Inc. (PFD)               PMC          100%                MA
Pioneer Explorer, Inc. (PEI)                        PMC          100%                DE
Pioneer Fonds Marketing GmbH (GmbH)                 PFD          100%                Germany
Pioneer Forest, Inc. (PFI)                          PGI          100%                DE
CJSC "Forest-Starma" (Forest-Starma)                PFI          95%                 Russia
Pioneer Metals and Technology, Inc. (PMT)           PGI          100%                DE
Pioneer Capital Corp. (PCC)                         PGI          100%                DE
Pioneer SBIC Corp.                                  PCC          100%                MA
Pioneer Real Estate Advisors, Inc. (PREA)           PGI          100%                DE
Pioneer Management (Ireland) Ltd. (PMIL)            PGI          100%                Ireland
Pioneer Plans Corporation (PPC)                     PGI          100%                DE
PIOGlobal Corp. (PIOGlobal)                         PGI          100%                DE
Pioneer Investments Corp. (PIC)                     PGI          100%                MA
Pioneer Goldfields Holdings, Inc. (PGH)             PGI          100%                DE
Pioneer Goldfields Ltd. (PGL)                       PGH          100%                Guernsey
Teberebie Goldfields Ltd. (TGL)                     PGL          90%                 Ghana
Pioneer Omega, Inc. (Omega)                         PGI          100%                DE
Pioneer First Russia, Inc. (First Russia)           Omega        81.65%              DE
Pioneering Services Corp. (PSC)                     PGI          100%                MA
Pioneer International Corp. (PIntl)                 PGI          100%                DE
Pioneer First Polish Trust Fund JSC, S.A. (First
Polish)                                             PIntl        100%                Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                                     PIntl        100%                Czech Republic

Registered  investment  companies that are parties to management  contracts with
PMC:

Funds                                               Business Trust
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer India Fund                                  DE
Pioneer Growth Trust                                MA
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                                   Trustee/
         Entity        Chairman    President       Director          Other
Pioneer mutual funds
                           X           X              X
PGL
                           X           X              X
PGI
                           X           X              X
PPC
                                       X              X
PIC
                                       X              X
PIntl
                                       X              X
PMT
                                       X              X
Omega
                                       X              X
PIOGlobal
                                       X              X
First Russia
                                       X              X
PCC
                                                      X
PSC
                                                      X
PMIL
                                                      X
PEI
                                                      X
PFI
                                                      X
PREA
                                                      X
Forest-Starma
                                                      X
PMC
                           X                          X
PFD
                           X                          X
TGL
                           X                          X
First Polish
                                                              Chairman of
                                                              Supervisory Board

GmbH                                                          Chairman of
                                                              Supervisory Board

Pioneer Czech                                                 Chairman of
                                                              Supervisory Board

Hale and Dorr LLP                                             Partner


Item 26. Number of Holders of Securities


                  The following table sets forth the approximate number of record holders of each class of shares of Pioneer Cash Reserves Fund as of March 31, 1998:

                                                 Number of
                                              Record Holders

                  Class A                   Class B              Class C

                  15,696                      1,284                335



Item 27. Indemnification

                  Except pursuant to the Agreement and Declaration of Trust, establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Item 28. Business and Other Connections of Investment Adviser

                  All of the information required by this item is set forth in the Forms ADV, as amended, of Pioneering Management Corporation. The following sections of such Forms ADV are incorporated herein by reference:

                  (a)      Items 1 and 2 of Part 2;

                  (b)      Section 6, Business Background, of each
                           Schedule D.

Item 29. Principal Underwriter

                  (a)      See Item 25 above.

                  (b)      Directors and Officers of PFD:

                         Positions and Offices         Positions and Offices
         Name               with Underwriter              with Registrant

John F. Cogan, Jr.          Director and Chairman          Chairman of the
                                                           Board, President
                                                           and Trustee

Robert L. Butler            Director and President         None

David D. Tripple            Director                       Executive Vice
                                                           President and
                                                           Trustee

Steven M. Graziano          Senior Vice President          None

Stephen W. Long             Senior Vice President          None

Barry G. Knight             Vice President                 None

William A. Misata           Vice President                 None

Anne W. Patenaude           Vice President                 None

Elizabeth B. Bennett        Vice President                 None

Gail A. Smyth               Vice President                 None

Constance D. Spiros         Vice President                 None

Marcy L. Supovitz           Vice President                 None

Mary Kleeman                Vice President                 None

Steven R. Berke             Assistant Vice President       None

Steven H. Forss             Assistant Vice President       None

Mary Sue Hoban              Assistant Vice President       None

Debra A. Levine             Assistant Vice President       None

Junior Roy McFarland        Assistant Vice President       None

Marie E. Moynihan           Assistant Vice President       None

William H. Keough           Treasurer                      Treasurer

Roy P. Rossi                Assistant Treasurer            None

Joseph P. Barri             Clerk                          Secretary

Robert P. Nault             Assistant Clerk                Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c) Not applicable.

Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 31. Management Services

                  The Registrant is a party to one contract, described in the Prospectus and the Statement of Additional Information, under which it receives management and advisory services from Pioneering Management Corporation.

Item 32.  Undertakings

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 15 (the "Amendment") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 29th day of April, 1998.


                                            PIONEER MONEY MARKET TRUST



                                            By:/s/John F. Cogan, Jr.
                                               John F. Cogan, Jr.
                                               President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 15 has been signed below by the following persons in the capacities and on the dates indicated:

         Signature                                        Date

Principal Executive Officer:        )
                                    )
/s/John F. Cogan, Jr.               )                 April 29, 1998
John F. Cogan, Jr.                  )
                                    )
                                    )
Principal Financial and             )
Accounting Officer:                 )
                                    )
/s/William H. Keough                )
William H. Keough                   )


                                    )
/s/John F. Cogan, Jr.               )                 April 29, 1998
John F. Cogan, Jr.                  )


Mary K. Bush*
Mary K. Bush

                                    )
Richard H. Egdahl, M.D.*            )
Richard H. Egdahl, M.D.             )
                                    )
John W. Kendrick*                   )
John W. Kendrick                    )
                                    )
Marguerite A. Piret*                )
Marguerite A. Piret                 )
                                    )
David D. Tripple*                   )
David D. Tripple                    )
                                    )
Stephen K. West*                    )
Stephen K. West                     )
                                    )
John Winthrop*                      )
John Winthrop                       )
                                    )
Margaret B.W. Graham*               )
Margaret B.W. Graham                )

*By      /s/John F. Cogan, Jr.                       April 29, 1998
         John F. Cogan, Jr.
         Attorney-in-Fact

                                  Exhibit Index

Exhibit
Number              Document Title


    11.             Consent of Arthur Andersen LLP

    17.             Financial Data Schedules

    19.1            Power of Attorney for Mary K. Bush